M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Shares		Value (Note 1)
	Common Stocks—73.0%

	Australia—4.0%
5,596	Adelaide Brighton, Ltd.†, §	$7,083
917	Afterpay, Ltd.*, §	10,373
3,702	AGL Energy, Ltd.§	39,645
8,035	ALS, Ltd.§	27,982
1,335	Altium, Ltd.§	23,892
6,817	Alumina, Ltd.§	6,077
24,812	AMP, Ltd.*, §	20,235
1,231	Ansell, Ltd.§	20,980
4,688	AP Eagers, Ltd.†, §	8,953
2,943	APA Group§	18,796
820	Appen, Ltd.§	10,192
16,116	Ardent Leisure Group, Ltd.*, §	2,127
4,576	Aristocrat Leisure, Ltd.§	59,209
785	ASX, Ltd.§	37,859
5,529	Atlas Arteria, Ltd.§	19,260
27,196	Aurizon Holdings, Ltd.§	70,453
9,677	Austal, Ltd.§	17,172
16,565	Australia & New Zealand Banking Group, Ltd.§	178,648
24,262	Australian Agricultural Co., Ltd.*, †, §	16,240
23,353	Australian Pharmaceutical Industries, Ltd.§	18,208
7,187	Bank of Queensland, Ltd.†, §	22,579
4,533	Bapcor, Ltd.§	11,317
19,836	Beach Energy, Ltd.§	14,525
3,363	Bega Cheese, Ltd.†, §	9,440
5,914	Bendigo & Adelaide Bank, Ltd.§	22,685
23,935	BHP Group, Ltd.§	435,136
5,632	Bingo Industries, Ltd.§	6,734
165	Blackmores, Ltd.†, §	7,375
9,483	BlueScope Steel, Ltd.§	51,720
8,539	Boral, Ltd.§	10,679
9,097	Brambles, Ltd.§	60,036
1,774	Breville Group, Ltd.§	19,053
1,742	Brickworks, Ltd.§	14,110
1,732	Caltex Australia, Ltd.§	24,307
2,491	carsales.com, Ltd.§	18,519
5,928	Challenger, Ltd.§	15,093
16,096	Cleanaway Waste Management, Ltd.§	17,107
6,210	Coca-Cola Amatil, Ltd.§	34,322
444	Cochlear, Ltd.§	51,009
8,123	Coles Group, Ltd.§	76,855
13,861	Commonwealth Bank of Australia§	523,564
3,340	Computershare, Ltd.§	19,804
34,520	Cooper Energy, Ltd.*, §	8,970
983	Corporate Travel Management, Ltd.†, §	5,418
4,775	Costa Group Holdings, Ltd.†, §	8,030
2,419	Crown Resorts, Ltd.§	11,219
3,152	CSL, Ltd.§	571,782
9,383	CSR, Ltd.§	18,176
14,019	Domain Holdings Australia, Ltd.§	17,294
857	Domino's Pizza Enterprises, Ltd.†, §	26,747
4,400	Downer EDI, Ltd.§	8,008
5,205	Elders, Ltd.§	24,429
7,109	Estia Health, Ltd.§	6,035

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Australia (Continued)
13,141	Evolution Mining, Ltd.§	$30,478
7,807	FlexiGroup, Ltd.§	3,710
669	Flight Centre Travel Group, Ltd.†	4,078
24,562	Fortescue Metals Group, Ltd.§	150,019
11,060	G8 Education, Ltd.§	5,861
9,874	Genworth Mortgage Insurance Australia, Ltd.§	13,456
3,873	GrainCorp, Ltd., Class A*, §	7,326
9,317	GWA Group, Ltd.†, §	15,298
7,543	Harvey Norman Holdings, Ltd.†, §	13,607
15,902	Healius, Ltd.§	20,194
7,352	IGO, Ltd.§	19,646
18,350	Incitec Pivot, Ltd.§	23,374
5,200	Inghams Group, Ltd.§	10,461
10,029	Insurance Australia Group Ltd.§	39,079
1,394	InvoCare, Ltd.†, §	9,017
8,432	IOOF Holdings, Ltd.†, §	18,839
2,857	IRESS, Ltd.§	18,730
1,653	James Hardie Industries Plc§	19,280
2,408	JB Hi-Fi, Ltd.†, §	42,397
86,962	Jupiter Mines, Ltd.§	11,995
2,512	LendLease Group§	15,801
10,414	Link Administration Holdings, Ltd.§	20,526
2,407	Macquarie Group, Ltd.§	131,044
1,204	Magellan Financial Group, Ltd.§	31,771
22,423	Mayne Pharma Group, Ltd.*, §	4,407
1,182	McMillan Shakespeare, Ltd.§	5,235
12,504	Metcash, Ltd.§	24,193
1,851	Mineral Resources, Ltd.§	15,790
1,365	Monadelphous Group, Ltd.†, §	8,564
19,807	National Australia Bank, Ltd.§	209,386
10,216	New Hope Corp., Ltd.†, §	8,662
1,926	Newcrest Mining, Ltd.§	27,062
5,029	NEXTDC, Ltd.*, §	28,078
5,984	nib holdings, Ltd.§	18,867
33,934	Nine Entertainment Co. Holdings, Ltd.§	24,705
8,096	Northern Star Resources, Ltd.§	51,841
12,393	NRW Holdings, Ltd.§	9,954
6,389	Nufarm, Ltd.*, §	20,534
4,065	Oil Search, Ltd.§	6,184
2,399	oOh!media, Ltd.*	944
4,936	oOh!media, Ltd.†, §	1,928
1,802	Orica, Ltd.§	16,905
10,538	Origin Energy, Ltd.§	28,229
9,118	Orora, Ltd.§	13,866
6,746	OZ Minerals, Ltd.§	31,392
3,547	Pendal Group, Ltd.§	9,619
12,821	Perenti Global, Ltd.†, §	4,775
555	Perpetual, Ltd.§	8,568
43,898	Perseus Mining, Ltd.*, §	24,691
2,030	Premier Investments, Ltd.§	15,920
1,044	Pro Medicus, Ltd.§	12,646
10,651	Qantas Airways, Ltd.§	20,892
7,304	QBE Insurance Group, Ltd.§	39,907
8,974	Qube Holdings, Ltd.§	12,187

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Australia (Continued)
1,072	Ramsay Health Care, Ltd.§	$37,558
6,758	Regis Resources, Ltd.§	15,109
26,531	Resolute Mining, Ltd.*, §	13,190
3,594	Rio Tinto, Ltd.§	190,243
4,596	Sandfire Resources, Ltd.§	9,273
12,603	Santos, Ltd.§	27,319
13,467	Saracen Mineral Holdings, Ltd.*, §	30,333
2,007	SEEK, Ltd.§	18,829
2,605	Select Harvests, Ltd.§	11,363
47,993	Senex Energy, Ltd.*, †, §	4,661
62,916	Seven West Media, Ltd.*, §	2,984
4,361	Sims, Ltd.§	16,296
1,552	Sonic Healthcare, Ltd.§	23,243
21,815	South32, Ltd.§	23,514
10,287	Southern Cross Media Group, Ltd.	1,044
12,721	Spark Infrastructure Group§	15,169
9,141	SpeedCast International, Ltd.*	4,442
9,086	St. Barbara, Ltd.§	11,883
6,536	Star Entertainment Grp, Ltd. (The)§	8,856
11,526	Steadfast Group, Ltd.§	18,039
2,942	Suncorp Group, Ltd.§	16,443
4,226	Super Retail Group, Ltd.†, §	11,916
4,242	Sydney Airport§	14,842
13,624	Tabcorp Holdings, Ltd.§	21,612
6,444	Tassal Group, Ltd.§	13,794
4,562	Technology One, Ltd.§	22,824
32,411	Telstra Corp., Ltd.§	61,859
8,658	Transurban Group§	63,694
1,963	Treasury Wine Estates, Ltd.§	12,043
3,873	United Malt Grp, Ltd.*	10,482
12,616	Vocus Group, Ltd.*, §	19,794
1,394	Webjet, Ltd.†	3,224
8,107	Wesfarmers, Ltd.§	174,576
6,437	Western Areas, Ltd.§	7,635
25,658	Westpac Banking Corp.§	268,196
19,506	Whitehaven Coal, Ltd.§	23,717
6,285	Woodside Petroleum, Ltd.§	70,028
7,616	Woolworths Group, Ltd.§	166,409
4,639	Worley, Ltd.§	18,180
		5,651,995
	Austria—0.3%
984	ANDRITZ AG§	30,962
1,218	AT&S Austria Technologie & Systemtechnik AG§	17,937
658	CA Immobilien Anlagen AG§	22,226
133	DO & Co. AG§	5,233
2,245	Erste Group Bank AG§	41,610
1,172	EVN AG§	17,205
1,377	FACC AG†, §	11,791
1,233	IMMOFINANZ AG*, §	22,044
491	Lenzing AG§	27,203
1,311	OMV AG§	36,236
3,082	Raiffeisen Bank International AG§	45,240
1,417	S IMMO AG§	27,431

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Austria (Continued)
127	Schoeller-Bleckmann Oilfield Equipment AG§	$4,197
1,874	Telekom Austria AG§	13,098
4,149	UNIQA Insurance Group AG§	32,200
884	Vienna Insurance Group AG Wiener Versicherung Gruppe§	16,662
773	voestalpine AG†, §	15,739
		387,014
	Belgium—0.8%
366	Ackermans & van Haaren NV§	47,787
2,424	Ageas§	100,863
5,568	AGFA-Gevaert NV*, §	20,839
5,947	Anheuser-Busch InBev SA/NV§	264,096
156	Argenx SE*, §	21,049
1,086	Bekaert SA§	18,242
991	bpost SA§	7,005
105	Cie d'Entreprises CFE§	7,534
609	Colruyt SA§	33,023
833	D'ieteren SA/NV§	41,318
196	Elia Group SA/NV§	19,205
1,410	Euronav NV§	16,130
2,756	Euronav SA*	31,088
548	EVS Broadcast Equipment SA§	7,481
1,400	Fagron§	27,657
202	Galapagos NV*, §	40,081
197	Gimv NV§	10,308
1,847	KBC Group NV§	85,234
9	Lotus Bakeries NV§	27,649
216	Melexis NV§	11,434
2,034	Ontex Group NV§	35,554
1,080	Orange Belgium SA§	19,068
1,637	Proximus SADP§	37,567
214	Sipef NV§	10,554
256	Solvay SA§	18,671
449	Telenet Group Holding NV§	13,534
688	Tessenderlo Group SA*, §	19,362
852	UCB SA§	73,982
523	Umicore SA§	18,289
		1,084,604
	Canada—6.4%
1,800	Absolute Software Corp.	11,025
6,700	Advantage Oil & Gas, Ltd.*, †	6,808
1,679	Aecon Group, Inc.	14,985
607	Ag Growth International, Inc.†	7,332
279	Agnico Eagle Mines, Ltd.	11,138
5,042	Aimia, Inc.*	7,560
1,100	Air Canada*	12,311
6,200	Alacer Gold Corp.*	20,001
7,223	Alamos Gold, Inc., Class A	36,287
900	Alaris Royalty Corp.†	5,276
869	Algonquin Power & Utilities Corp.	11,702
5,308	Alimentation Couche-Tard, Inc., Class B	125,034
1,600	AltaGas, Ltd.	14,496
1,185	Altus Group, Ltd.	30,734

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Canada (Continued)
7,137	ARC Resources, Ltd.†	$20,539
989	Aritzia, Inc.*	8,651
700	Atco, Ltd., Class I	19,384
1,022	Aurora Cannabis, Inc.*, †	915
16,677	B2Gold Corp.	50,483
6,464	Bank of Montreal	326,392
8,200	Bank of Nova Scotia (The)	334,864
1,452	Barrick Gold Corp.	26,601
2,209	Barrick Gold Corp.	40,592
3,183	Bausch Health Cos., Inc.*	49,329
11,400	Baytex Energy Corp.*, †	2,714
1,608	BCE, Inc.	65,963
9,500	Birchcliff Energy, Ltd.	5,265
7,292	BlackBerry, Ltd.*	29,898
11,300	Bombardier, Inc., Class B*	3,653
16,000	Bonavista Energy Corp.†	1,421
2,062	Boralex, Inc., Class A	36,630
1,120	Brookfield Asset Management, Inc., Class A	49,645
785	BRP, Inc.	12,807
2,078	CAE, Inc.	26,268
4,802	Cameco Corp.	36,613
1,985	Canaccord Genuity Group, Inc.	6,107
400	Canada Goose Holdings, Inc.*	7,998
3,635	Canadian Imperial Bank of Commerce†	211,803
4,408	Canadian National Railway Co.	344,640
14,634	Canadian Natural Resources, Ltd.	200,174
863	Canadian Pacific Railway, Ltd.	190,439
532	Canadian Tire Corp., Ltd., Class A	32,110
500	Canadian Utilities, Ltd., Class A	11,952
2,480	Canadian Western Bank	34,135
1,876	Canfor Corp.*	9,731
2,194	Capital Power Corp.	42,327
6,100	Cardinal Energy, Ltd.†	1,951
6,100	Cascades, Inc.	54,485
1,637	CCL Industries, Inc., Class B†	49,774
6,166	Celestica, Inc.*	21,644
1,967	Cenovus Energy, Inc.	3,970
5,235	Centerra Gold, Inc.*	31,135
9,000	CES Energy Solutions Corp.	5,180
1,621	CGI, Inc.*	87,760
4,339	CI Financial Corp.	43,072
2,372	Cineplex, Inc.†	19,720
490	Cogeco Communications, Inc.	33,241
300	Cogeco, Inc.	18,521
825	Colliers International Group, Inc.	39,465
122	Constellation Software, Inc.	110,879
5,812	Corus Entertainment, Inc., Class B	10,366
3,354	Crescent Point Energy Corp.†	2,598
3,330	CRH Medical Corp.*	4,449
1,100	Dollarama, Inc.	30,515
1,821	Dorel Industries, Inc., Class B	1,941
2,200	DREAM Unlimited Corp., Class A	14,757
6,100	Dundee Precious Metals, Inc.	19,245
4,100	ECN Capital Corp.	10,954

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Canada (Continued)
4,401	Eldorado Gold Corp.*	$27,364
9,925	Element Fleet Management Corp.†	63,191
663	Emera, Inc.	26,147
2,520	Enbridge, Inc.	73,381
2,487	Enbridge, Inc.	72,347
2,494	Enerflex, Ltd.	10,332
7,134	Enerplus Corp.	10,493
882	Enghouse Systems, Ltd.	27,282
7,100	Ensign Energy Services, Inc.†	2,623
4,400	Extendicare, Inc.†	18,071
281	Fairfax Financial Holdings, Ltd.	86,145
2,600	Fiera Capital Corp.	12,083
3,098	Finning International, Inc.	33,241
4,882	First Majestic Silver Corp.*	30,250
3,380	First Quantum Minerals, Ltd.	17,269
547	FirstService Corp.	42,180
2,952	Fortis, Inc.	113,839
10,041	Fortuna Silver Mines, Inc.*, †	23,117
206	Franco-Nevada Corp.	20,582
3,500	Freehold Royalties, Ltd.†	7,312
787	Genworth MI Canada, Inc.†	17,487
1,045	George Weston, Ltd.	74,724
1,500	Gibson Energy, Inc.	17,320
1,871	Gildan Activewear, Inc.	23,851
5,700	Gran Tierra Energy, Inc.*, †	1,458
806	Great-West Lifeco, Inc.	13,923
1,700	Home Capital Group, Inc.*, †	19,400
7,321	Hudbay Minerals, Inc.†	13,838
5,928	Husky Energy, Inc.†	14,912
2,998	Hydro One, Ltd.#	53,982
1,537	iA Financial Corp., Inc.	48,317
3,400	IAMGOLD Corp.*	7,731
800	Imperial Oil, Ltd.	9,044
2,417	Innergex Renewable Energy, Inc.	32,890
359	Intact Financial Corp.	31,028
3,165	Inter Pipeline, Ltd.†	18,936
2,045	Interfor Corp.*	9,097
2,087	Intertape Polymer Group, Inc.	14,889
1,600	Invesque, Inc.†	5,056
19,814	Ivanhoe Mines, Ltd., Class A*	32,946
700	Jamieson Wellness, Inc.	12,803
500	K-Bro Linen, Inc.	9,969
7,152	Kelt Exploration, Ltd.*, †	5,590
3,848	Keyera Corp.	35,765
17,698	Kinross Gold Corp.*	71,054
4,203	Kirkland Lake Gold, Ltd.	123,793
3,700	Knight Therapeutics, Inc.*	16,301
800	Laurentian Bank of Canada†	17,372
1,289	Linamar Corp.	26,681
1,322	Loblaw Cos., Ltd.	68,153
8,900	Lucara Diamond Corp.†	2,561
13,050	Lundin Mining Corp.†	49,055
8,872	Magna International, Inc.	283,125
4,800	Major Drilling Group International, Inc.*	9,721

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Canada (Continued)
8,035	Manulife Financial Corp.	$100,887
1,530	Maple Leaf Foods, Inc.	27,745
7,300	Martinrea International, Inc.	35,325
1,895	Medical Facilities Corp.	4,699
4,700	MEG Energy Corp.*	5,577
1,000	Methanex Corp.	12,172
1,382	Metro, Inc.	55,887
562	Morneau Shepell, Inc.	11,337
470	MTY Food Group, Inc.†	7,197
2,700	Mullen Group, Ltd.	7,866
4,527	National Bank of Canada†	174,962
14,800	New Gold, Inc.*	7,677
1,740	NFI Group, Inc.†	18,620
1,156	Norbord, Inc.	13,677
1,126	North West Co., Inc. (The)†	17,939
2,067	Northland Power, Inc.	41,258
664	Nutrien, Ltd.†	22,700
1,500	Nutrien, Ltd.	50,910
11,800	OceanaGold Corp.*	11,320
793	Onex Corp.	29,025
2,715	Open Text Corp.	94,937
3,314	Osisko Gold Royalties, Ltd.†	24,726
1,520	Ovintiv, Inc.†	4,169
4,296	Pan American Silver Corp.	61,816
4,549	Parex Resources, Inc.*	38,466
700	Park Lawn Corp.	8,207
1,907	Parkland Fuel Corp.	33,619
1,760	Pason Systems, Inc.	7,816
1,360	Pembina Pipeline Corp.	25,513
377	Pembina Pipeline Corp.	7,091
4,630	Peyto Exploration & Development Corp.†	4,902
900	PrairieSky Royalty, Ltd.†	4,752
11,600	Precision Drilling Corp.*, †	3,627
300	Premium Brands Holdings Corp.	15,434
2,837	Primo Water Corp.	25,743
1,000	Quebecor, Inc., Class B	22,106
700	Recipe Unlimited Corp.	4,308
1,500	Restaurant Brands International, Inc.	60,446
1,345	Richelieu Hardware, Ltd.	21,246
1,489	Ritchie Bros Auctioneers, Inc.	50,998
2,204	Rogers Communications, Inc., Class B	91,994
5,300	Rogers Sugar, Inc.†	16,533
12,100	Royal Bank of Canada	749,490
1,740	Russel Metals, Inc.	16,185
1,204	Saputo, Inc.	28,951
4,547	Secure Energy Services, Inc.	3,005
11,834	SEMAFO, Inc.*	22,957
2,897	Seven Generations Energy, Ltd., Class A*	3,191
4,609	Shaw Communications, Inc., Class B	74,770
1,968	ShawCor, Ltd.†	2,489
40	Shopify, Inc., Class A*	16,759
100	Shopify, Inc., Class A*	41,693
1,794	Sienna Senior Living, Inc.†	15,603
1,359	Sleep Country Canada Holdings, Inc.#	9,666

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Canada (Continued)
1,519	SNC-Lavalin Group, Inc.†	$22,408
737	Spin Master Corp.*, #	7,091
3,369	SSR Mining, Inc.*	38,423
1,600	Stantec, Inc.	40,929
400	Stella-Jones, Inc.	8,715
649	Sun Life Financial, Inc.	20,877
200	Sun Life Financial, Inc.	6,418
17,263	Suncor Energy, Inc.	275,511
3,579	Superior Plus Corp.	21,007
7,700	Tamarack Valley Energy, Ltd.*	2,654
546	TC Energy Corp.	24,268
439	TC Energy Corp.	19,448
8,602	Teck Resources, Ltd., Class B	65,219
3,900	Teranga Gold Corp.*	19,149
1,944	TFI International, Inc.	42,892
287	Thomson Reuters Corp.	19,553
3,200	Timbercreek Financial Corp.†	16,122
801	TMX Group, Ltd.	59,632
6,950	TORC Oil & Gas, Ltd.	3,111
2,171	Torex Gold Resources, Inc.*	21,027
1,339	Toromont Industries, Ltd.	58,658
11,126	Toronto-Dominion Bank (The)	473,011
5,111	Tourmaline Oil Corp.	31,379
7,036	TransAlta Corp.	36,797
2,812	TransAlta Renewables, Inc.	29,713
3,800	Transcontinental, Inc., Class A	33,726
12,242	Trican Well Service, Ltd.*, †	3,915
3,001	Tricon Capital Group, Inc.	14,693
15,700	Turquoise Hill Resources, Ltd.*, †	6,136
1,000	Uni-Select, Inc.†	3,631
2,344	Vermilion Energy, Inc.†	7,195
1,800	Wajax Corp.	8,263
272	Waste Connections, Inc.	21,106
200	Waste Connections, Inc.	15,500
1,290	West Fraser Timber Co., Ltd.	24,603
12,500	Western Forest Products, Inc.†	5,596
1,510	Wheaton Precious Metals Corp.	41,556
14,502	Whitecap Resources, Inc.	12,057
400	Winpak, Ltd.	12,364
452	WSP Global, Inc.†	25,669
19,921	Yamana Gold, Inc.	55,348
		9,005,733
	Denmark—1.7%
189	ALK-Abello A/S*, §	42,981
2,469	Alm Brand A/S§	18,030
11	AP Moller - Maersk A/S, Class A§	9,127
23	AP Moller - Maersk A/S, Class B§	20,633
907	Bang & Olufsen A/S*, †, §	3,085
641	Carlsberg A/S, Class B§	72,764
555	Chr Hansen Holding A/S§	41,642
568	Coloplast A/S, Class B§	82,641
805	D/S Norden A/S*, †, §	9,167
3,111	Danske Bank A/S§	35,262

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Denmark (Continued)
1,375	Demant A/S*, †, §	$30,518
534	Dfds A/S*, §	12,197
68	Drilling Co. of 1972 A/S (The)*, §	1,298
2,368	DSV PANALPINA A/S§	215,614
1,244	FLSmidth & Co. A/S*, †, §	28,142
196	Genmab A/S*, §	39,784
1,611	GN Store Nord A/S§	72,114
818	H+H International A/S, Class B*, †, §	9,356
3,142	ISS A/S§	43,308
1,765	Jyske Bank A/S, Registered*, §	44,077
1,970	Matas A/S§	12,378
266	Nilfisk Holding A/S*, †, §	3,324
362	NNIT A/S†, #, §	4,567
12,082	Novo Nordisk A/S, Class B§	728,804
2,254	Novozymes A/S, Class B§	102,781
727	Orsted A/S#, §	71,395
1,611	Pandora A/S†, §	52,461
376	Per Aarsleff Holding A/S§	8,316
930	Ringkjoebing Landbobank A/S§	52,365
44	Rockwool International A/S, Class A§	7,917
186	Rockwool International A/S, Class B§	33,715
1,104	Royal Unibrew A/S§	79,771
1,644	Scandinavian Tobacco Group A/S, Class A#, §	16,608
336	Schouw & Co. A/S§	22,338
638	SimCorp A/S§	53,697
1,256	Spar Nord Bank A/S§	7,736
555	Sydbank A/S§	7,862
676	Topdanmark A/S†, §	27,312
837	Tryg A/S§	20,647
2,306	Vestas Wind Systems A/S§	187,714
615	Zealand Pharma A/S*, †, §	21,203
		2,354,651
	Finland—1.1%
1,559	Cargotec Oyj, Class B§	28,993
1,769	Elisa OyJ†, §	109,923
2,285	Finnair Oyj*, †, §	9,199
3,720	Fortum Oyj§	54,696
1,418	Huhtamaki Oyj§	45,459
1,799	Kemira Oyj§	17,468
239	Kesko Oyj, Class A§	13,268
666	Kesko Oyj, Class B§	37,809
578	Kojamo Oyj§	10,984
2,212	Kone Oyj, Class B§	125,550
1,119	Konecranes Oyj§	19,168
3,137	Metsa Board Oyj*, §	17,129
1,568	Metso Oyj§	37,400
3,273	Neste Oyj§	110,861
9,209	Nokia Oyj§	28,901
1,922	Nokian Renkaat Oyj†, §	46,642
12,077	Nordea Bank Abp§	68,078
281	Olvi Oyj, Class A§	11,263
7,100	Oriola Oyj, Class B§	12,841
727	Orion Oyj, Class A§	29,495

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Finland (Continued)
1,558	Orion Oyj, Class B§	$63,911
10,116	Outokumpu Oyj†, §	25,193
2,902	Outotec Oyj§	10,829
7,476	Raisio Oyj , Class V§	24,338
873	Revenio Group Oyj§	21,819
2,447	Sampo Oyj, Class A§	71,574
8,204	Stora Enso Oyj, Class R§	83,266
390	TietoEVRY Oyj†, §	8,482
1,160	Tikkurila Oyj§	12,911
2,646	Tokmanni Group Corp.§	26,497
8,944	UPM-Kymmene Oyj†, §	246,518
559	Vaisala Oyj, Class A§	16,673
2,116	Valmet Oyj§	41,537
5,634	Wartsila Oyj Abp§	41,402
6,293	YIT Oyj§	27,973
		1,558,050
	France—6.1%
969	Accor SA§	26,506
162	Aeroports de Paris§	15,554
3,912	Air France-KLM*, †, §	21,833
3,527	Air Liquide SA§	452,080
3,566	Airbus SE§	231,374
337	Akka Technologies†, §	9,161
936	Albioma SA§	27,819
966	Alstom SA§	40,428
476	Alten SA§	34,213
272	Amundi SA#, §	16,098
1,401	Arkema SA§	96,885
625	Atos SE§	42,292
368	Aubay§	8,140
10,652	AXA SA§	184,460
1,320	Beneteau SA†, §	8,802
234	BioMerieux§	26,407
3,404	BNP Paribas SA§	102,614
5,116	Bollore SA§	14,093
29	Bollore SA*, §	95
3,865	Bouygues SA§	113,420
3,079	Bureau Veritas SA§	58,524
1,394	Capgemini SE§	117,925
5,318	Carrefour SA§	84,253
20,011	CGG SA*, §	18,285
6,743	Cie de Saint-Gobain§	163,948
3,063	Cie Generale des Etablissements Michelin SCA§	272,623
585	Cie Plastic Omnium SA§	8,238
961	CNP Assurances§	9,407
2,606	Coface SA*, §	16,728
4,116	Credit Agricole SA§	30,167
4,080	Danone SA§	263,138
257	Dassault Systemes SE§	38,112
5,436	Derichebourg SA§	14,803
106	Devoteam SA§	6,855
2,947	Edenred§	123,342
1,777	Eiffage SA§	125,851

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	France (Continued)
6,771	Electricite de France SA§	$53,398
1,532	Elior Group SA†, #, §	10,125
4,742	Elis SA§	44,984
11,071	Engie SA§	114,520
601	Eramet†, §	19,196
478	EssilorLuxottica SA§	51,571
155	Eurofins Scientific SE§	76,836
739	Euronext NV#, §	55,048
1,237	Europcar Mobility Group†, #, §	1,977
4,666	Eutelsat Communications SA§	48,857
846	Faurecia SE§	25,322
178	Fnac Darty SA*, §	4,706
180	Gaztransport Et Technigaz SA§	13,221
218	Hermes International§	150,564
77	ID Logistics Group*, §	12,129
126	Iliad SA†, §	17,126
688	Imerys SA§	17,312
825	Ingenico Group SA§	87,683
308	Ipsen SA§	15,988
1,041	IPSOS§	22,036
530	Jacquet Metal Service SA§	5,006
614	JCDecaux SA§	11,134
685	Kaufman & Broad SA§	21,250
488	Kering SA§	254,636
1,206	Korian SA§	37,484
948	L'Oreal SA§	248,837
1,721	Lagardere SCA§	21,743
1,064	Lectra§	16,876
2,297	Legrand SA§	147,604
1,684	LVMH Moet Hennessy Louis Vuitton SE§	625,093
971	Maisons du Monde SA#, §	7,770
444	Mersen SA§	8,139
1,630	Natixis SA†, §	5,300
812	Nexans SA§	24,104
927	Nexity SA§	28,559
31,311	Orange SA§	388,200
525	Orpea§	54,980
425	Pernod-Ricard SA§	60,451
13,186	Peugeot SA§	175,801
3,240	Publicis Groupe SA§	92,956
993	Quadient§	17,467
101	Remy Cointreau SA§	11,067
2,261	Renault SA†, §	43,909
5,791	Rexel SA§	43,153
931	Rothschild & Co.§	18,958
907	Rubis SCA§	37,911
1,755	Safran SA§	154,257
2,623	Sanofi§	230,931
174	Sartorius Stedim Biotech§	34,942
3,125	Schneider Electric SE§	269,058
2,540	SCOR SE§	55,965
393	SEB SA§	49,042
6,297	SES SA, ADR§	37,050
411	Societe BIC SA§	22,988

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	France (Continued)
2,627	Societe Generale SA§	$44,192
716	Sodexo SA†, §	48,518
206	SOITEC*, §	14,855
344	Sopra Steria Group§	37,738
1,621	SPIE SA§	16,286
5,033	STMicroelectronics NV§	109,537
3,853	Suez§	39,257
24,023	Technicolor SA, Registered*, †, §	5,845
606	Teleperformance§	126,486
2,268	Television Francaise 1§	12,406
943	Thales SA§	79,151
18,666	Total SA†, §	723,857
198	Trigano SA§	12,630
680	Ubisoft Entertainment SA*, §	50,147
3,814	Veolia Environnement SA§	81,592
436	Vicat SA§	11,091
3,269	Vinci SA§	270,494
95	Virbac SA*, §	16,921
1,864	Vivendi SA§	39,995
328	Worldline SA#, *, §	19,281
		8,689,972
	Germany—5.0%
696	1&1 Drillisch AG§	14,796
1,887	Aareal Bank AG§	31,504
1,377	adidas AG§	316,776
210	ADO Properties SA#, §	4,766
1,932	ADVA Optical Networking SE*, §	11,199
1,604	Allianz SE, Registered§	276,500
136	Amadeus Fire AG§	11,629
12,733	Aroundtown SA§	63,811
408	Aurubis AG§	16,951
4,459	BASF SE§	215,519
333	Bauer AG§	3,693
6,961	Bayer AG, Registered§	408,612
4,607	Bayerische Motoren Werke AG§	241,868
474	BayWa AG§	13,347
261	Bechtle AG§	34,072
435	Beiersdorf AG§	44,263
1,136	Bilfinger SE§	19,390
1,357	Borussia Dortmund GmbH & Co. KGaA§	8,215
1,982	Brenntag AG§	74,879
603	CANCOM SE§	25,868
159	Cewe Stiftung & Co. KGAA§	13,986
6,421	Commerzbank AG§	23,357
270	CompuGroup Medical SE§	16,614
1,367	Continental AG§	99,968
612	Corestate Capital Holding SA§	18,291
1,506	Covestro AG#, §	46,782
1,019	CTS Eventim AG & Co. KGaA§	46,932
10,083	Daimler AG, Registered§	309,321
414	Delivery Hero SE*, #, §	31,394
9,056	Deutsche Bank AG, Registered§	60,837
584	Deutsche Beteiligungs AG§	16,637

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Germany (Continued)
1,312	Deutsche Boerse AG§	$180,227
696	Deutsche EuroShop AG§	8,046
5,519	Deutsche Lufthansa AG, Registered§	52,697
3,746	Deutsche Pfandbriefbank AG#, §	28,789
10,000	Deutsche Post AG, Registered§	275,905
27,548	Deutsche Telekom AG, Registered§	364,750
1,745	Deutsche Wohnen SE§	66,673
3,473	Deutz AG§	12,847
821	Dialog Semiconductor Plc*, §	22,224
507	Duerr AG§	10,481
28,452	E.ON SE§	299,216
298	Eckert & Ziegler Strahlen- und Medizintechnik AG§	46,845
601	Elmos Semiconductor AG	11,600
2,150	Evonik Industries AG§	45,907
334	Fielmann AG§	19,644
479	Fraport AG Frankfurt Airport Services Worldwide§	19,441
2,143	Freenet AG§	38,364
2,283	Fresenius Medical Care AG & Co. KGaA§	152,284
2,593	Fresenius SE & Co. KGaA§	97,442
305	FUCHS PETROLUB SE§	9,942
2,497	GEA Group AG§	51,417
620	Gerresheimer AG§	39,618
287	Gesco AG§	4,318
1,432	Grand City Properties SA§	30,206
336	Hannover Rueck SE§	49,126
243	Hapag-Lloyd AG#, §	19,240
417	HeidelbergCement AG§	18,187
6,593	Heidelberger Druckmaschinen AG*, §	4,063
524	Hella GmbH & Co. KGaA§	15,305
443	Henkel AG & Co. KGaA§	33,383
160	HOCHTIEF AG§	10,640
461	Hornbach Holding AG & Co. KGaA§	19,395
1,048	HUGO BOSS AG§	26,963
721	Indus Holding AG§	18,929
14,412	Infineon Technologies AG§	215,872
788	Jenoptik AG§	12,922
6,571	K+S AG, Registered§	38,953
578	KION Group AG§	25,389
2,961	Kloeckner & Co. SE§	10,900
434	Koenig & Bauer AG§	8,404
500	Krones AG§	27,112
730	LANXESS AG§	29,225
698	LEG Immobilien AG§	78,865
746	Merck KGaA§	77,355
4,159	METRO AG§	35,994
373	MTU Aero Engines AG§	54,645
600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered§	121,287
1,083	Nemetschek SE§	54,594
397	Norma Group SE§	7,472
390	OHB SE§	13,737
799	OSRAM Licht AG*, §	35,530
471	PATRIZIA AG§	10,923
1,490	ProSiebenSat.1 Media SE§	12,033
656	Puma SE§	39,189

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Germany (Continued)
1,192	QIAGEN NV*, §	$48,374
19	Rational AG§	10,181
824	Rheinmetall AG§	58,811
549	RHOEN-KLINIKUM AG§	10,763
1,227	Rocket Internet SE*, #, §	25,125
641	RTL Group SA§	21,652
2,164	RWE AG§	57,928
959	S&T AG§	18,224
1,686	SAF-Holland SE§	6,848
523	Salzgitter AG§	6,212
2,279	SAP SE§	261,750
963	Scout24 AG#, §	57,974
2,581	Siemens AG, Registered§	222,142
279	Siltronic AG§	20,908
185	Sixt SE§	9,999
435	Software AG§	13,080
286	STRATEC SE§	22,484
324	Stroeer SE & Co. KGaA§	16,890
1,626	Suedzucker AG§	23,549
731	Symrise AG§	69,230
1,795	TAG Immobilien AG§	35,620
1,202	Takkt AG§	9,349
315	Talanx AG*, §	10,852
420	Technotrans SE§	5,322
5,253	Telefonica Deutschland Holding AG§	13,055
2,041	thyssenkrupp AG*, §	10,875
1,060	Uniper SE§	26,603
2,405	United Internet AG, Registered§	72,144
542	Volkswagen AG§	73,455
4,022	Vonovia SE§	198,249
257	Vossloh AG§	9,041
236	Wacker Chemie AG§	12,012
904	Wacker Neuson SE§	9,978
209	Washtec AG§	8,308
815	Wirecard AG§	93,611
767	Zeal Network SE§	19,566
		7,126,456
	Hong Kong—2.0%
145,000	Agritrade Resources, Ltd.§	3,340
60,200	AIA Group, Ltd.§	541,577
2,500	ASM Pacific Technology, Ltd.§	23,326
9,400	Bank of East Asia, Ltd. (The)§	20,168
2,700	BOC Aviation, Ltd.#, §	17,074
13,000	BOC Hong Kong Holdings, Ltd.§	35,823
10,000	Cafe de Coral Holdings, Ltd.§	16,342
16,000	Cathay Pacific Airways, Ltd.§	17,117
15,000	Chow Sang Sang Holdings International, Ltd.§	14,839
56,000	CITIC Telecom International Holdings, Ltd.§	18,512
6,500	CK Asset Holdings, Ltd.§	35,362
22,500	CK Hutchison Holdings, Ltd.§	150,892
2,000	CK Infrastructure Holdings, Ltd.§	10,593
8,500	CLP Holdings, Ltd.§	78,129
6,000	Dah Sing Banking Group, Ltd.§	5,212

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Hong Kong (Continued)
4,800	Dah Sing Financial Holdings, Ltd.§	$13,567
52,500	Esprit Holdings, Ltd.*, §	4,432
51,000	Far East Consortium International, Ltd.§	18,338
111,000	FIH Mobile, Ltd.*, §	12,400
58,000	First Pacific Co., Ltd.§	10,709
20,000	Galaxy Entertainment Group, Ltd.§	105,938
40,000	Giordano International, Ltd.§	7,259
7,000	Great Eagle Holdings, Ltd.§	18,377
142,000	Guotai Junan International Holdings, Ltd.§	18,612
108,000	Haitong International Securities Group, Ltd.§	27,471
4,000	Hang Lung Group, Ltd.§	8,407
6,000	Hang Lung Properties, Ltd.§	12,135
8,300	Hang Seng Bank, Ltd.§	141,421
5,500	Henderson Land Development Co., Ltd.§	20,888
7,500	HKBN, Ltd.§	11,797
19,200	HKR International, Ltd.§	7,386
21,000	HKT Trust & HKT, Ltd.§	28,511
23,100	Hong Kong & China Gas Co., Ltd.§	37,988
7,602	Hong Kong Exchanges & Clearing, Ltd.§	228,297
14,000	Hongkong & Shanghai Hotels, Ltd. (The)§	11,144
50,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.§	8,231
9,000	Hysan Development Co., Ltd.§	29,136
41,000	IGG, Inc.§	24,374
5,500	Johnson Electric Holdings, Ltd.§	8,613
7,000	Kerry Logistics Network, Ltd.§	8,652
6,000	Kerry Properties, Ltd.§	15,756
5,750	L'Occitane International SA§	8,357
38,400	Landing International Development, Ltd.*, §	1,224
92,000	Li & Fung, Ltd.§	12,052
15,500	Lifestyle International Holdings, Ltd.§	12,993
6,000	Luk Fook Holdings International, Ltd.§	12,069
51,600	Man Wah Holdings, Ltd.§	28,140
480,000	Mason Group Holdings, Ltd.§	1,728
1,300	Meituan Dianping, Class B*, §	15,601
11,000	Melco International Development, Ltd.§	15,825
4,079	MTR Corp., Ltd.§	21,003
10,000	NagaCorp, Ltd.§	10,135
68,000	New World Development Co., Ltd.§	72,839
44,000	NewOcean Energy Holdings, Ltd.*, §	6,522
17,000	NWS Holdings, Ltd.§	17,399
181,000	Pacific Basin Shipping, Ltd.§	21,533
29,000	Pacific Textiles Holdings, Ltd.§	13,893
66,000	PCCW, Ltd.§	36,268
5,500	Power Assets Holdings, Ltd.§	32,766
4,800	PRADA SpA§	14,012
63,195	Sa Sa International Holdings, Ltd.§	9,416
6,900	Samsonite International SA#, §	6,524
12,800	Sands China, Ltd.§	46,584
12,000	Shangri-La Asia, Ltd.§	8,114
100,000	Shun Tak Holdings, Ltd.§	34,004
138,000	Singamas Container Holdings, Ltd.§	7,376
8,000	Sino Land Co., Ltd.§	10,121
23,000	SITC International Holdings Co., Ltd.§	21,442
13,500	SmarTone Telecommunications Holdings, Ltd.§	7,911

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Hong Kong (Continued)
5,500	Sun Hung Kai Properties, Ltd.§	$72,215
27,000	SUNeVision Holdings, Ltd.§	15,628
4,500	Swire Pacific, Ltd., Class A§	28,829
15,000	Swire Pacific, Ltd., Class B§	15,306
6,200	Swire Properties, Ltd.§	17,395
8,000	Techtronic Industries Co., Ltd.§	51,536
12,000	Television Broadcasts, Ltd.§	14,862
30,000	United Laboratories International Holdings, Ltd. (The)§	24,101
4,000	Vitasoy International Holdings, Ltd.§	12,080
1,300	VTech Holdings, Ltd.§	9,377
105,500	WH Group, Ltd.#, §	97,971
2,000	Wharf Real Estate Investment Co., Ltd.§	8,195
3,000	Wheelock & Co., Ltd.§	20,378
9,200	Wynn Macau, Ltd.§	13,915
34,000	Xinyi Glass Holdings, Ltd.§	38,736
6,000	Yue Yuen Industrial Holdings, Ltd.§	9,138
		2,783,658
	Ireland—0.5%
5,093	AIB Group Plc*, §	5,711
10,939	Bank of Ireland Group Plc§	20,666
10,801	Cairn Homes Plc*, §	8,021
3,828	CRH Plc§	104,347
5,700	CRH Plc, SP ADR	152,988
1,025	Flutter Entertainment Plc§	92,920
2,374	Glanbia Plc§	25,787
1,946	Irish Continental Group Plc§	6,879
526	Kerry Group Plc, Class A§	60,302
2,303	Kingspan Group Plc§	123,311
2,739	Smurfit Kappa Group Plc§	77,233
		678,165
	Israel—0.4%
734	Airport City, Ltd.*, §	10,781
568	Alony Hetz Properties & Investments, Ltd.§	6,618
2,317	Amot Investments, Ltd.§	13,726
9,376	Bank Hapoalim BM§	56,365
9,084	Bank Leumi Le-Israel BM§	50,227
25	Bayside Land Corp.§	14,626
22,557	Bezeq The Israeli Telecommunication Corp., Ltd.*, §	16,341
2,356	Cellcom Israel, Ltd.*, §	6,914
1,006	Clal Insurance Enterprises Holdings, Ltd.*, §	8,396
187	Elbit Systems, Ltd.	23,878
58	Electra, Ltd.§	24,350
432	First International Bank of Israel, Ltd.§	10,572
501	Fox Wizel, Ltd.§	16,582
2,147	Harel Insurance Investments & Financial Services, Ltd.§	11,704
275	IDI Insurance Co., Ltd.§	7,369
464	Isracard, Ltd.§	1,243
7,565	Israel Chemicals, Ltd.§	24,035
6,033	Israel Discount Bank, Ltd., Class A§	17,869
1,175	Matrix IT, Ltd.§	19,262
2,083	Maytronics, Ltd.§	13,047
1,106	Menora Mivtachim Holdings, Ltd.§	12,500

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Israel (Continued)
1,212	Mizrahi Tefahot Bank, Ltd.§	$22,642
2,005	Naphtha Israel Petroleum Corp., Ltd.*, §	7,121
156	Nice, Ltd.*, §	22,585
324	Nice, Ltd., SP ADR*	46,513
417	Nova Measuring Instruments, Ltd.*, §	13,734
21,016	Oil Refineries, Ltd.§	5,756
2,397	Partner Communications Co., Ltd.*, §	8,945
134	Paz Oil Co., Ltd.§	11,280
403	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.§	22,340
6,488	Shikun & Binui, Ltd.§	22,507
700	Strauss Group, Ltd.§	18,327
1,314	Summit Real Estate Holdings, Ltd.§	12,036
3,070	Teva Pharmaceutical Industries, Ltd., SP ADR*	27,569
862	Tower Semiconductor, Ltd.*	13,723
		621,483
	Italy—1.8%
23,194	A2A SpA§	28,856
548	ACEA SpA§	8,712
1,290	Amplifon SpA§	26,469
6,692	Anima Holding SpA#, §	17,967
8,535	Assicurazioni Generali SpA§	116,272
2,754	Atlantia SpA§	34,521
1,521	Autogrill SpA§	7,087
1,709	Azimut Holding SpA§	24,666
2,332	Banca Farmafactoring SpA#, §	12,116
623	Banca Generali SpA§	13,069
1,606	Banca IFIS SpA§	15,680
9,396	Banca Popolare di Sondrio SCPA§	14,214
30,073	Banco BPM SpA*, §	39,535
10,009	BPER Banca§	30,765
732	Brunello Cucinelli SpA§	22,266
1,230	Buzzi Unicem SpA§	22,495
3,016	Cairo Communication SpA†, §	5,223
1,408	Cerved Group SpA§	8,384
27,159	CIR SpA-Compagnie Industriali§	12,490
8,425	CNH Industrial NV§	48,205
3,914	Credito Emiliano SpA§	16,499
248,243	Credito Valtellinese SpA*, §	13,470
2,404	Davide Campari-Milano SpA§	17,292
253	DiaSorin SpA§	33,581
59,059	Enel SpA§	411,075
28,467	Eni SpA§	287,813
806	ERG SpA§	14,444
8,133	Falck Renewables SpA§	42,651
741	Ferrari NV§	115,171
22,449	Fiat Chrysler Automobiles NV§	161,772
18,781	Fincantieri SpA*, †, §	11,507
6,697	FinecoBank Banca Fineco SpA§	60,859
1,912	Freni Brembo SpA†, §	14,240
725	Gruppo MutuiOnline SpA§	12,218
6,924	Hera SpA§	24,869
192	IMA Industria Macchine Automatiche SpA†, §	11,252
1,134	Interpump Group SpA§	27,364

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Italy (Continued)
57,274	Intesa Sanpaolo SpA§	$93,486
9,018	Iren SpA§	22,309
7,345	Italgas SpA§	40,261
2,260	Leonardo SpA§	15,035
7,518	Mediobanca Banca di Credito Finanziario SpA§	41,447
1,339	Moncler SpA§	48,880
7,618	OVS SpA#, *, §	6,592
1,752	Pirelli & C SpA#, §	6,272
2,693	Poste Italiane SpA#, §	22,812
5,199	Saipem SpA*, §	12,776
1,080	Salvatore Ferragamo SpA†, §	14,350
10,551	Saras SpA§	9,846
14,612	Snam SpA§	67,487
5,594	Societa Cattolica di Assicurazioni SC§	27,743
3,313	Tamburi Investment Partners SpA§	20,503
151,273	Telecom Italia SpA*, §	61,863
29,205	Telecom Italia SpA§	11,561
1,807	Tenaris SA§	11,054
9,476	Terna Rete Elettrica Nazionale SpA§	60,050
7,682	UniCredit SpA§	60,148
22,877	Unione di Banche Italiane SpA§	60,332
15,391	Unipol Gruppo SpA§	52,928
9,399	UnipolSai Assicurazioni SpA§	23,126
		2,575,930
	Japan—18.6%
1,200	77 Bank, Ltd. (The)§	15,525
400	ABC-Mart, Inc.§	20,062
1,500	ADEKA Corp.§	18,780
1,500	Advantest Corp.†, §	60,157
4,700	Aeon Co., Ltd.§	104,464
1,400	AEON Financial Service Co., Ltd.§	14,975
2,100	Aeon Mall Co., Ltd.§	26,487
2,100	AGC, Inc.§	51,613
700	Aica Kogyo Co., Ltd.§	20,064
2,900	Aida Engineering, Ltd.§	18,562
8,600	Aiful Corp.*, §	19,245
300	Ain Holdings, Inc.§	17,672
2,300	Air Water, Inc.§	31,648
2,300	Aisin Seiki Co., Ltd.§	56,638
2,900	Ajinomoto Co., Inc.§	54,035
1,200	Alconix Corp.§	11,984
800	Alfresa Holdings Corp.§	14,922
2,600	Alps Alpine Co., Ltd.§	25,194
2,700	Amada Holdings Co., Ltd.§	21,315
1,000	Amano Corp.§	22,099
700	ANA Holdings, Inc.§	17,093
1,500	Anritsu Corp.†, §	27,844
1,100	AOKI Holdings, Inc.§	7,398
900	Aoyama Trading Co., Ltd.†, §	7,732
700	Aozora Bank, Ltd.§	13,347
500	Arata Corp.§	21,438
2,000	Arcland Sakamoto Co., Ltd.§	18,067
1,000	Arcs Co., Ltd.§	18,048

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,400	Arisawa Manufacturing Co., Ltd.†, §	$10,395
1,800	Asahi Diamond Industrial Co., Ltd.§	7,722
3,400	Asahi Group Holdings, Ltd.§	110,394
1,000	Asahi Holdings, Inc.§	20,964
1,600	Asahi Intecc Co., Ltd.§	39,608
15,000	Asahi Kasei Corp.§	106,017
10,900	Astellas Pharma, Inc.§	168,734
2,400	Atom Corp.†, §	18,970
1,600	Avex, Inc.§	12,610
800	Awa Bank, Ltd. (The)§	16,915
1,100	Azbil Corp.§	28,578
2,000	Bandai Namco Holdings, Inc.†, §	97,067
600	Bank of Kyoto, Ltd. (The)§	19,093
1,300	Bank of the Ryukyus, Ltd.§	12,776
1,300	Bell System24 Holdings, Inc.§	13,527
1,300	Belluna Co., Ltd.§	5,791
800	Benesse Holdings, Inc.§	20,375
1,500	Bic Camera, Inc.§	12,141
7,200	Bridgestone Corp.§	221,567
4,000	Broadleaf Co., Ltd.§	17,403
1,400	Brother Industries, Ltd.§	21,399
3,200	Bunka Shutter Co., Ltd.§	23,301
700	Calbee, Inc.§	18,957
900	Canon Electronics, Inc.§	13,284
4,600	Canon, Inc.§	100,466
1,200	Capcom Co., Ltd.§	37,580
1,600	Casio Computer Co., Ltd.§	22,445
1,100	Central Glass Co., Ltd.§	19,156
900	Central Japan Railway Co.§	144,273
3,700	Chiba Bank, Ltd. (The)§	16,186
1,100	Chofu Seisakusho Co., Ltd.§	25,954
3,800	Chubu Electric Power Co., Inc.§	53,571
700	Chudenko Corp.§	14,292
400	Chugai Pharmaceutical Co., Ltd.§	46,301
1,700	Chugoku Electric Power Co., Inc. (The)§	23,803
2,300	Chugoku Marine Paints, Ltd.§	18,735
5,400	Citizen Watch Co., Ltd.§	19,155
3,900	CMK Corp.*, §	16,046
800	Coca-Cola Bottlers Japan Holdings, Inc.§	16,434
200	cocokara fine, Inc.§	10,403
1,000	Colowide Co., Ltd.†, §	15,123
900	COMSYS Holdings Corp.†, §	23,181
5,100	Concordia Financial Group, Ltd.§	14,856
2,000	Cosmo Energy Holdings Co., Ltd.§	28,106
1,900	Credit Saison Co., Ltd.§	22,064
900	CyberAgent, Inc.§	34,926
1,700	Dai Nippon Printing Co., Ltd.§	36,208
3,600	Dai-ichi Life Holdings, Inc.§	43,083
2,100	Daicel Corp.§	15,333
3,700	Daido Metal Co., Ltd.§	18,369
600	Daido Steel Co., Ltd.§	19,306
700	Daifuku Co., Ltd.†, §	44,364
1,000	Daihen Corp.§	26,779
700	Daiho Corp.§	14,666

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
400	Daiichi Sankyo Co., Ltd.§	$27,521
600	Daiichikosho Co., Ltd.§	15,995
1,500	Daikin Industries, Ltd.§	182,919
1,400	Daikyonishikawa Corp.†, §	6,391
800	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.§	17,483
1,900	Daio Paper Corp.§	25,631
900	Daiseki Co., Ltd.§	19,135
400	Daishi Hokuetsu Financial Group, Inc.§	8,748
500	Daito Trust Construction Co., Ltd.§	46,635
5,300	Daiwa House Industry Co., Ltd.§	131,264
9,500	Daiwa Securities Group, Inc.§	36,849
500	Daiwabo Holdings Co., Ltd.§	24,009
2,200	DCM Holdings Co., Ltd.§	20,362
1,200	DeNA Co., Ltd.§	13,144
1,300	Denka Co., Ltd.§	27,359
3,100	Denso Corp.§	100,137
1,500	Dentsu Group, Inc.§	28,920
2,400	Dexerials Corp.§	15,494
1,200	DIC Corp.§	26,530
400	Digital Arts, Inc.§	17,282
1,800	DMG Mori Co., Ltd.§	14,998
1,100	Doutor Nichires Holdings Co., Ltd.§	16,713
1,100	Dowa Holdings Co., Ltd.§	28,796
600	DTS Corp.§	10,440
1,000	Duskin Co., Ltd.§	26,343
500	DyDo Group Holdings, Inc.†, §	16,874
1,100	Eagle Industry Co., Ltd.§	6,900
1,900	East Japan Railway Co.§	143,972
1,100	Ebara Corp.§	20,913
2,100	EDION Corp.§	17,397
300	Eisai Co., Ltd.§	22,020
600	Eizo Corp.§	17,505
900	Electric Power Development Co., Ltd.§	18,170
1,000	Exedy Corp.§	14,807
900	Fancl Corp.§	20,213
200	FANUC Corp.§	27,122
400	Fast Retailing Co., Ltd.§	163,446
1,100	FCC Co., Ltd.§	16,070
2,700	Ferrotec Holdings Corp.§	13,789
2,100	Financial Products Group Co., Ltd.§	10,594
900	Foster Electric Co., Ltd.§	9,245
400	FP Corp.§	26,519
1,100	Fudo Tetra Corp.§	13,052
1,600	Fuji Corp.§	24,448
1,400	Fuji Electric Co., Ltd.§	31,671
1,500	Fuji Media Holdings, Inc.§	14,956
700	Fuji Oil Holdings, Inc.†, §	16,760
700	Fuji Seal International, Inc.§	12,400
900	FUJIFILM Holdings Corp.§	45,175
7,900	Fujikura, Ltd.§	22,861
600	Fujitsu General, Ltd.§	10,840
2,800	Fujitsu, Ltd.§	252,669
1,000	Fukuoka Financial Group, Inc.§	13,241
600	Fukuyama Transporting Co., Ltd.§	21,476

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
900	Furukawa Co., Ltd.§	$8,830
1,200	Furukawa Electric Co., Ltd.§	21,801
1,200	Furuno Electric Co., Ltd.§	9,356
800	Futaba Corp.§	7,805
500	Fuyo General Lease Co., Ltd.§	25,347
800	Geo Holdings Corp.§	9,708
1,000	Glory, Ltd.§	23,044
700	Goldcrest Co., Ltd.§	10,528
400	Goldwin, Inc.§	22,286
5,100	Gree, Inc.§	19,693
2,200	GS Yuasa Corp.§	29,551
4,900	Gunma Bank, Ltd. (The)§	14,880
600	Gunze, Ltd.§	20,182
1,700	H2O Retailing Corp.§	12,448
5,000	Hachijuni Bank, Ltd. (The)§	18,115
2,400	Hakuhodo DY Holdings, Inc.§	24,208
2,200	Hankyu Hanshin Holdings, Inc.§	74,079
800	Hanwa Co., Ltd.§	12,444
400	Harmonic Drive Systems, Inc.†, §	17,476
5,200	Haseko Corp.§	55,727
3,500	Hazama Ando Corp.§	22,321
1,200	Heiwa Corp.§	22,486
600	Heiwa Real Estate Co., Ltd.§	15,544
900	Heiwado Co., Ltd.§	15,784
200	Hikari Tsushin, Inc.§	33,555
3,100	Hiroshima Bank, Ltd. (The)§	12,941
900	HIS Co., Ltd.§	11,769
400	Hisamitsu Pharmaceutical Co., Inc.§	18,650
1,000	Hitachi Capital Corp.§	18,843
1,200	Hitachi Chemical Co., Ltd.§	51,155
1,900	Hitachi Construction Machinery Co., Ltd.§	38,427
2,000	Hitachi Metals, Ltd.§	21,060
6,400	Hitachi Zosen Corp.§	20,606
9,500	Hitachi, Ltd.§	276,543
400	Hogy Medical Co., Ltd.§	12,491
2,900	Hokkaido Electric Power Co., Inc.§	12,572
700	Hokkoku Bank, Ltd. (The)§	21,858
3,000	Hokuetsu Corp.§	11,227
1,800	Hokuhoku Financial Group, Inc.§	16,124
2,300	Hokuriku Electric Power Co.§	16,145
1,200	Hokuto Corp.§	20,932
11,600	Honda Motor Co., Ltd.§	260,881
500	Horiba, Ltd.§	24,868
3,100	Hosiden Corp.§	21,667
600	House Foods Group, Inc.§	19,619
2,400	Hoya Corp.§	204,141
2,300	Hulic Co., Ltd.§	23,353
3,000	Hyakugo Bank, Ltd. (The)§	8,394
1,400	Ibiden Co., Ltd.§	30,669
6,700	Ichigo, Inc.§	15,463
600	Idec Corp.§	7,607
3,300	Idemitsu Kosan Co., Ltd.†, §	75,654
2,200	IHI Corp.§	25,663
1,100	Iida Group Holdings Co., Ltd.§	15,238

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
900	Inabata & Co., Ltd.§	$9,837
4,200	Infomart Corp.§	27,636
7,300	Inpex Corp.§	41,034
1,000	Internet Initiative Japan, Inc.§	32,812
600	Iriso Electronics Co., Ltd.†, §	17,714
1,900	Isetan Mitsukoshi Holdings, Ltd.§	11,076
1,600	Ishihara Sangyo Kaisha, Ltd.§	8,163
1,500	Isuzu Motors, Ltd.§	9,929
500	Ito En, Ltd.§	26,487
2,500	ITOCHU Corp.†, §	51,870
3,400	Itoham Yonekyu Holdings, Inc.§	20,082
700	Iwatani Corp.§	23,459
4,100	Iyo Bank, Ltd. (The)§	20,776
500	Izumi Co., Ltd.§	13,787
2,300	J Trust Co., Ltd.†, §	4,767
1,600	J. Front Retailing Co., Ltd.§	13,292
1,300	Jaccs Co., Ltd.§	22,032
700	Jafco Co., Ltd.*, §	18,246
1,400	Japan Airlines Co., Ltd.†, §	25,763
1,800	Japan Aviation Electronics Industry, Ltd.§	21,634
3,600	Japan Exchange Group, Inc.§	63,611
1,500	Japan Lifeline Co., Ltd.†, §	18,897
1,100	Japan Petroleum Exploration Co., Ltd.§	18,056
4,300	Japan Post Holdings Co., Ltd.§	33,689
600	Japan Pulp & Paper Co., Ltd.§	20,855
3,000	Japan Securities Finance Co., Ltd.§	13,707
1,300	Japan Steel Works, Ltd. (The)§	15,700
10,300	Japan Tobacco, Inc.§	190,658
1,700	Japan Wool Textile Co., Ltd. (The)§	14,773
3,600	JFE Holdings, Inc.§	23,431
1,500	JGC Holding Corp.§	12,032
400	JINS Holdings, Inc.§	21,991
600	Joshin Denki Co., Ltd.§	11,552
700	JSR Corp.§	12,895
3,800	JTEKT Corp.§	25,803
1,600	Juki Corp.§	8,146
800	Juroku Bank, Ltd. (The)§	13,972
8,900	JVCKenwood Corp.§	16,050
45,900	JXTG Holdings, Inc.§	157,328
2,200	K's Holdings Corp.§	20,866
1,900	Kadokawa Corp.*, §	23,927
800	Kaga Electronics Co., Ltd.§	12,585
800	Kagome Co., Ltd.§	20,811
7,500	Kajima Corp.§	76,970
1,100	Kakaku.com, Inc.§	20,187
500	Kaken Pharmaceutical Co., Ltd.§	23,280
1,000	Kamigumi Co., Ltd.§	16,917
1,300	Kanamoto Co., Ltd.§	25,298
2,200	Kandenko Co., Ltd.§	17,551
600	Kaneka Corp.§	14,370
1,700	Kanematsu Corp.§	17,460
4,400	Kansai Electric Power Co., Inc. (The)§	49,080
1,200	Kansai Paint Co., Ltd.§	22,882
3,100	Kao Corp.§	253,825

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
400	Kato Sangyo Co., Ltd.§	$12,700
300	KAWADA TECHNOLOGIES, Inc.§	15,038
2,100	Kawasaki Heavy Industries, Ltd.§	30,446
1,600	Kawasaki Kisen Kaisha, Ltd.*, §	11,989
15,300	KDDI Corp.§	452,239
1,200	Keihan Holdings Co., Ltd.§	53,419
1,300	Keihin Corp.§	30,534
1,500	Keikyu Corp.§	25,271
700	Keio Corp.§	41,444
200	Keisei Electric Railway Co., Ltd.§	5,775
2,500	Keiyo Bank, Ltd. (The)§	12,367
4,600	Kenedix, Inc.§	17,431
900	Kewpie Corp.§	18,044
700	Keyence Corp.§	225,901
1,100	KH Neochem Co., Ltd.§	15,436
400	Kikkoman Corp.§	17,032
900	Kintetsu Group Holdings Co., Ltd.§	41,722
1,700	Kintetsu World Express, Inc.§	24,975
6,400	Kirin Holdings Co., Ltd.§	126,760
800	Kissei Pharmaceutical Co., Ltd.§	20,602
1,500	Kito Corp.§	13,815
2,600	Kitz Corp.§	15,716
1,600	Kiyo Bank, Ltd. (The)§	23,663
1,900	Koa Corp.§	15,666
900	Kobe Bussan Co., Ltd.†, §	35,512
4,400	Kobe Steel, Ltd.§	13,583
900	Kohnan Shoji Co., Ltd.§	18,239
1,500	Koito Manufacturing Co., Ltd.§	50,763
1,500	Kokuyo Co., Ltd.§	21,020
11,000	Komatsu, Ltd.§	180,995
1,100	KOMEDA Holdings Co., Ltd.§	16,959
1,000	Komeri Co., Ltd.§	17,944
1,400	Komori Corp.§	9,562
700	Konami Holdings Corp.§	21,461
6,900	Konica Minolta, Inc.§	28,017
1,200	Konoike Transport Co., Ltd.§	12,875
300	Kose Corp.§	36,986
3,200	Kubota Corp.§	40,933
400	Kumagai Gumi Co., Ltd.§	9,245
2,700	Kuraray Co., Ltd.§	27,287
400	Kureha Corp.§	16,290
1,100	KYB Corp.*, §	21,029
1,100	Kyocera Corp.§	65,233
1,500	Kyoei Steel, Ltd.§	17,297
1,700	Kyokuto Kaihatsu Kogyo Co., Ltd.§	18,635
500	KYORIN Holdings, Inc.§	10,148
500	Kyoritsu Maintenance Co., Ltd.§	10,895
1,000	Kyowa Exeo Corp.§	22,288
1,100	Kyowa Kirin Co. Ltd.§	24,665
600	Kyudenko Corp.§	16,240
2,400	Kyushu Electric Power Co., Inc.§	19,334
5,000	Kyushu Financial Group, Inc.§	19,124
1,200	Kyushu Railway Co.§	34,507
600	Lasertec Corp.§	28,048

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
400	Lawson, Inc.§	$22,001
100	LINE Corp.*, §	4,832
1,000	Lintec Corp.§	21,075
1,100	Lion Corp.§	23,600
2,600	LIXIL Group Corp.§	32,331
3,900	M3, Inc.†, §	115,251
700	Mabuchi Motor Co., Ltd.§	20,906
1,300	Macnica Fuji Electronics Holdings, Inc.§	16,135
900	Macromill, Inc.§	5,180
3,800	Maeda Corp.§	28,040
800	Maeda Kosen Co., Ltd.§	15,167
400	Maeda Road Construction Co., Ltd.§	7,458
600	Makino Milling Machine Co., Ltd.§	15,804
900	Makita Corp.§	27,596
6,900	Marubeni Corp.§	34,401
800	Marudai Food Co., Ltd.§	14,502
700	Maruha Nichiro Corp.§	14,645
1,100	Marui Group Co., Ltd.§	18,465
2,200	Marusan Securities Co., Ltd.§	9,221
1,900	Matsui Securities Co., Ltd.†, §	13,951
1,700	Maxell Holdings, Ltd.§	16,725
6,700	Mazda Motor Corp.§	35,447
500	McDonald's Holdings Co. Japan, Ltd.§	22,581
9,000	Mebuki Financial Group, Inc.§	18,352
1,000	Medipal Holdings Corp.§	18,689
1,000	Megachips Corp.*, §	14,358
1,000	Megmilk Snow Brand Co., Ltd.§	22,759
1,700	Meidensha Corp.§	25,497
700	MEIJI Holdings Co., Ltd.§	49,872
1,200	Meiko Electronics Co., Ltd.§	14,828
500	Meitec Corp.§	19,898
600	Milbon Co., Ltd.§	30,313
1,200	Mimasu Semiconductor Industry Co., Ltd.§	19,619
2,200	MINEBEA MITSUMI, Inc.§	32,804
900	Miraca Holdings, Inc.†, §	18,988
1,600	Mirait Holdings Corp.§	19,953
1,000	MISUMI Group, Inc.§	21,807
15,300	Mitsubishi Chemical Holdings Corp.§	91,031
3,600	Mitsubishi Corp.§	76,409
13,000	Mitsubishi Electric Corp.§	160,442
4,500	Mitsubishi Estate Co., Ltd.§	66,338
1,700	Mitsubishi Gas Chemical Co., Inc.§	18,466
1,000	Mitsubishi Heavy Industries, Ltd.§	25,292
900	Mitsubishi Logistics Corp.§	18,155
1,000	Mitsubishi Materials Corp.§	20,496
5,200	Mitsubishi Motors Corp.†, §	14,725
43,600	Mitsubishi UFJ Financial Group, Inc.§	162,656
8,700	Mitsubishi UFJ Lease & Finance Co., Ltd.§	42,783
4,900	Mitsui & Co., Ltd.§	68,258
3,000	Mitsui Chemicals, Inc.§	56,933
2,100	Mitsui E&S Holdings Co., Ltd.*, §	10,108
1,300	Mitsui Fudosan Co., Ltd.§	22,485
1,900	Mitsui Mining & Smelting Co., Ltd.§	31,710
1,900	Mitsui OSK Lines, Ltd.§	30,644

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
800	Mitsui-Soko Holdings Co., Ltd.§	$10,352
900	Miura Co., Ltd.§	32,133
1,000	Mixi, Inc.§	14,528
700	Miyazaki Bank, Ltd. (The)§	15,460
84,900	Mizuho Financial Group, Inc.§	97,166
1,000	Mizuho Leasing Co., Ltd.§	19,474
300	Mochida Pharmaceutical Co., Ltd.§	11,591
400	Modec, Inc.§	4,833
7,000	Monex Group, Inc.†, §	11,061
300	Monogatari Corp. (The)§	17,285
1,100	MonotaRO Co., Ltd.§	29,229
700	Morinaga Milk Industry Co., Ltd.§	27,034
1,800	MS&AD Insurance Group Holdings, Inc.§	50,417
4,200	Murata Manufacturing Co., Ltd.§	212,583
2,000	Musashi Seimitsu Industry Co., Ltd.§	15,309
1,000	Musashino Bank, Ltd. (The)§	12,737
1,200	Nabtesco Corp.§	27,680
600	Nachi-Fujikoshi Corp.§	16,194
1,500	Nagase & Co., Ltd.§	17,768
1,300	Nagoya Railroad Co., Ltd.§	36,512
1,200	Nankai Electric Railway Co., Ltd.§	27,373
800	Nanto Bank, Ltd. (The)§	16,515
2,600	NEC Corp.§	94,865
1,100	NET One Systems Co., Ltd.†, §	22,881
2,000	NGK Insulators, Ltd.§	26,217
2,500	NGK Spark Plug Co., Ltd.§	35,189
700	NH Foods, Ltd.§	24,395
2,400	NHK Spring Co., Ltd.§	15,701
1,300	Nichi-iko Pharmaceutical Co., Ltd.§	17,177
1,200	Nichias Corp.§	22,479
2,800	Nichicon Corp.§	17,507
300	NichiiGakkan Co., Ltd.§	2,873
800	Nichirei Corp.§	22,669
800	Nidec Corp.§	41,497
1,600	Nifco, Inc.§	28,705
700	Nihon Kohden Corp.§	26,357
1,000	Nihon M&A Center, Inc.§	27,345
1,800	Nihon Parkerizing Co., Ltd.§	18,786
900	Nihon Unisys, Ltd.§	24,084
1,700	Nikkiso Co., Ltd.§	12,660
1,300	Nikkon Holdings Co., Ltd.§	25,462
3,000	Nikon Corp.§	27,712
200	Nintendo Co., Ltd.§	77,139
1,200	Nippo Corp.§	26,483
600	Nippon Carbon Co., Ltd.§	17,863
1,500	Nippon Chemi-Con Corp.§	16,480
700	Nippon Densetsu Kogyo Co., Ltd.§	13,744
900	Nippon Electric Glass Co., Ltd.§	12,056
1,200	Nippon Express Co., Ltd.§	58,763
900	Nippon Flour Mills Co., Ltd.§	14,091
600	Nippon Gas Co., Ltd.§	19,967
15,200	Nippon Light Metal Holdings Co., Ltd.§	23,760
1,200	Nippon Paper Industries Co., Ltd.†, §	17,110
1,200	Nippon Seiki Co., Ltd.§	12,794

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
2,600	Nippon Sheet Glass Co., Ltd.*, §	$8,000
400	Nippon Shokubai Co., Ltd.§	18,336
2,600	Nippon Signal Co., Ltd.§	25,378
900	Nippon Soda Co., Ltd.§	22,457
5,500	Nippon Steel Corp.§	47,109
500	Nippon Steel Trading Corp.§	16,903
3,600	Nippon Suisan Kaisha, Ltd.§	15,931
8,000	Nippon Telegraph & Telephone Corp.§	189,842
4,900	Nippon Thompson Co., Ltd.§	16,720
530	Nippon Yakin Kogyo Co., Ltd.§	8,242
1,800	Nippon Yusen KK§	21,398
2,200	Nipro Corp.§	25,902
2,000	Nishi-Nippon Financial Holdings, Inc.§	11,287
900	Nishi-Nippon Railroad Co., Ltd.§	22,299
1,000	Nishimatsu Construction Co., Ltd.§	19,176
700	Nishio Rent All Co., Ltd.§	14,697
800	Nissan Chemical Corp.§	29,136
27,700	Nissan Motor Co., Ltd.§	91,447
2,700	Nissan Shatai Co., Ltd.§	23,491
1,100	Nissha Co., Ltd.§	7,294
800	Nisshin Oillio Group, Ltd. (The)§	27,213
5,700	Nisshinbo Holdings, Inc.§	37,982
400	Nissin Foods Holdings Co., Ltd.§	33,385
1,600	Nissin Kogyo Co., Ltd.§	32,805
500	Nitori Holdings Co., Ltd.§	67,585
1,400	Nitto Denko Corp.§	62,496
700	Nitto Kogyo Corp.§	11,198
500	Noevir Holdings Co., Ltd.§	25,559
700	NOF Corp.§	22,223
1,100	Nojima Corp.§	18,167
1,500	NOK Corp.§	16,544
1,800	Nomura Co., Ltd.§	13,637
9,400	Nomura Holdings, Inc.§	39,821
1,100	Nomura Real Estate Holdings, Inc.§	17,842
1,500	Nomura Research Institute, Ltd.§	31,694
300	Noritake Co., Ltd.§	9,556
700	Noritsu Koki Co., Ltd.§	6,004
1,100	Noritz Corp.§	12,007
7,800	North Pacific Bank, Ltd.§	14,738
800	NSD Co., Ltd.§	10,670
2,900	NSK, Ltd.§	18,602
10,800	NTN Corp.§	18,850
5,900	NTT Data Corp.§	56,746
11,900	NTT DOCOMO, Inc.§	374,078
600	Obara Group, Inc.§	12,879
6,000	Obayashi Corp.§	51,397
2,100	Odakyu Electric Railway Co., Ltd.§	46,160
1,100	Ogaki Kyoritsu Bank, Ltd. (The)§	22,152
12,000	Oji Holdings Corp.§	64,350
1,000	Okamura Corp.§	8,013
4,600	Okasan Securities Group, Inc.§	14,569
1,800	Oki Electric Industry Co., Ltd.§	16,893
1,100	Okinawa Electric Power Co., Inc. (The)§	20,285
500	OKUMA Corp.§	16,097

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
700	Okumura Corp.§	$14,580
12,400	Olympus Corp.§	178,962
500	Omron Corp.§	26,012
3,700	Onward Holdings Co., Ltd.§	16,254
1,200	Open House Co., Ltd.§	24,682
400	Oracle Corp. Japan§	34,921
8,100	Orient Corp.§	9,063
400	Oriental Land Co., Ltd.§	51,190
15,600	ORIX Corp.§	187,595
2,000	Osaka Gas Co., Ltd.§	37,753
1,100	OSG Corp.§	14,725
700	Otsuka Corp.§	29,949
200	Otsuka Holdings Co., Ltd.§	7,830
1,900	Outsourcing, Inc.§	8,237
1,600	Pacific Industrial Co., Ltd.§	13,929
900	Pacific Metals Co., Ltd.§	13,050
3,600	Pan Pacific International Holdings Corp.§	68,363
31,300	Panasonic Corp.§	238,936
1,500	Park24 Co., Ltd.§	21,961
3,900	Penta-Ocean Construction Co., Ltd.§	20,527
800	PeptiDream, Inc.*, §	27,923
1,300	Persol Holdings Co., Ltd.§	13,058
1,000	Pigeon Corp.§	38,381
500	Pilot Corp.§	16,630
1,100	Piolax, Inc.§	15,465
2,500	Press Kogyo Co., Ltd.§	5,589
1,600	Pressance Corp.§	14,109
1,100	Prima Meat Packers, Ltd.§	25,013
1,300	Qol Holdings Co., Ltd.§	15,941
1,600	Raito Kogyo Co., Ltd.§	18,188
8,000	Rakuten, Inc.§	60,694
7,700	Recruit Holdings Co., Ltd.§	198,828
900	Relo Group, Inc.§	18,890
11,000	Renesas Electronics Corp.*, §	39,494
2,800	Rengo Co., Ltd.§	21,851
4,900	Resona Holdings, Inc.§	14,744
1,100	Resorttrust, Inc.§	10,751
3,000	Ricoh Co., Ltd.§	22,029
400	Ricoh Leasing Co., Ltd.§	10,518
400	Rinnai Corp.§	28,354
4,000	Riso Kyoiku Co., Ltd.§	10,577
100	Rohm Co., Ltd.§	5,476
1,100	Round One Corp.§	5,709
900	Royal Holdings Co., Ltd.†, §	14,661
500	Ryobi, Ltd.§	6,138
2,000	Ryohin Keikaku Co., Ltd.§	22,448
200	Ryosan Co., Ltd.§	4,430
600	S Foods, Inc.§	12,427
800	Saizeriya Co., Ltd.§	15,178
1,300	Sakata INX Corp.§	10,944
2,700	Sala Corp.§	13,945
1,800	SAMTY Co., Ltd.§	20,000
2,100	San-Ai Oil Co., Ltd.§	21,970
3,000	San-In Godo Bank, Ltd. (The)§	15,121

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,200	Sangetsu Corp.§	$17,839
1,200	Sanken Electric Co., Ltd.§	23,315
1,300	Sanki Engineering Co., Ltd.§	14,593
600	Sankyo Co., Ltd.§	17,487
500	Sankyu, Inc.§	18,673
2,200	Santen Pharmaceutical Co., Ltd.§	37,893
2,300	Sanwa Holdings Corp.§	17,948
500	Sanyo Chemical Industries, Ltd.§	18,305
300	Sanyo Denki Co., Ltd.§	12,088
1,200	Sapporo Holdings, Ltd.§	22,139
900	Sato Holdings Corp.§	17,687
400	Sawai Pharmaceutical Co., Ltd.§	21,405
1,000	SBI Holdings, Inc.§	14,589
300	SCREEN Holdings Co., Ltd.§	11,079
200	SCSK Corp.§	8,917
400	Secom Co., Ltd.§	33,257
3,000	Seibu Holdings, Inc.§	33,036
1,000	Seikagaku Corp.§	10,449
4,500	Seiko Epson Corp.†, §	48,696
700	Seiko Holdings Corp.§	11,292
1,600	Seino Holdings Co., Ltd.§	17,384
1,400	Seiren Co., Ltd.§	16,840
6,200	Sekisui Chemical Co., Ltd.§	82,230
6,000	Sekisui House, Ltd.§	99,158
8,500	Senshu Ikeda Holdings, Inc.§	12,829
600	Seria Co., Ltd.§	17,374
5,900	Seven & i Holdings Co., Ltd.§	194,832
7,000	Seven Bank, Ltd.§	18,092
1,900	Sharp Corp.†, §	19,908
600	Shibuya Corp.†, §	14,129
1,000	Shiga Bank, Ltd. (The)§	23,792
1,700	Shikoku Electric Power Co., Inc.§	13,455
900	Shima Seiki Manufacturing, Ltd.§	11,896
1,300	Shimachu Co., Ltd.§	32,092
1,000	Shimadzu Corp.§	26,323
300	Shimamura Co., Ltd.§	18,119
100	Shimano, Inc.§	14,323
3,500	Shimizu Corp.§	27,375
1,400	Shin-Etsu Chemical Co., Ltd.§	138,752
2,000	Shin-Etsu Polymer Co., Ltd.§	15,596
2,800	Shinko Electric Industries Co., Ltd.§	26,781
1,700	Shinmaywa Industries, Ltd.§	17,715
1,800	Shinsei Bank, Ltd.*, §	24,025
1,600	Shionogi & Co., Ltd.§	78,730
600	Ship Healthcare Holdings, Inc.§	24,600
2,600	Shiseido Co., Ltd.§	153,587
2,200	Shizuoka Bank, Ltd. (The)§	13,385
2,800	Shizuoka Gas Co., Ltd.§	22,794
1,000	Showa Corp.§	20,949
2,700	Showa Denko KK§	55,824
1,000	Siix Corp.†, §	8,019
2,200	Sinfonia Technology Co., Ltd.§	19,554
3,900	SKY Perfect JSAT Holdings, Inc.§	13,883
2,600	Skylark Holdings Co., Ltd.†, §	38,601

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
200	SMC Corp.§	$85,374
1,300	SMS Co., Ltd.§	25,144
2,700	Sodick Co., Ltd.§	16,180
15,400	SoftBank Group Corp.§	539,262
500	Sohgo Security Services Co., Ltd.§	24,360
7,800	Sojitz Corp.§	18,316
1,400	Sompo Holdings, Inc.§	43,305
10,500	Sony Corp.§	624,154
1,100	Sony Financial Holdings, Inc.§	18,593
800	Sotetsu Holdings, Inc.§	20,577
400	Stanley Electric Co., Ltd.§	7,882
1,600	Star Micronics Co., Ltd.§	16,159
800	Starts Corp., Inc.§	14,860
4,600	Subaru Corp.§	88,318
1,900	SUMCO Corp.§	24,434
13,500	Sumitomo Chemical Co., Ltd.§	40,061
3,800	Sumitomo Corp.§	43,574
700	Sumitomo Dainippon Pharma Co., Ltd.§	9,083
5,300	Sumitomo Electric Industries, Ltd.§	55,750
1,600	Sumitomo Forestry Co., Ltd.§	20,512
1,700	Sumitomo Heavy Industries, Ltd.§	30,662
1,100	Sumitomo Metal Mining Co., Ltd.§	22,560
3,600	Sumitomo Mitsui Construction Co., Ltd.§	15,891
4,200	Sumitomo Mitsui Financial Group, Inc.§	102,049
1,200	Sumitomo Mitsui Trust Holdings, Inc.§	34,667
900	Sumitomo Osaka Cement Co., Ltd.§	27,009
1,700	Sumitomo Realty & Development Co., Ltd.§	41,434
3,700	Sumitomo Rubber Industries, Ltd.§	34,920
400	Sumitomo Seika Chemicals Co., Ltd.§	9,860
900	Sumitomo Warehouse Co., Ltd. (The)§	9,857
2,600	Sun Frontier Fudousan Co., Ltd.†, §	19,690
700	Sundrug Co., Ltd.§	22,466
1,100	Suntory Beverage & Food, Ltd.§	41,626
1,600	Sushiro Global Holdings, Ltd.§	23,551
400	Suzuken Co., Ltd.§	14,579
3,200	Suzuki Motor Corp.§	76,569
1,200	Sysmex Corp.§	86,762
1,700	Systena Corp.§	22,847
800	T Hasegawa Co., Ltd.§	15,109
2,400	T&D Holdings, Inc.§	19,595
700	Tachi-S Co., Ltd.§	6,353
2,200	Tadano, Ltd.§	15,764
1,800	Taiheiyo Cement Corp.§	30,785
3,200	Taisei Corp.§	97,825
1,600	Taiyo Yuden Co., Ltd.†, §	42,302
1,600	Takashimaya Co., Ltd.§	14,421
4,600	Takeda Pharmaceutical Co., Ltd.§	140,772
1,200	Takeuchi Manufacturing Co., Ltd.§	14,945
2,100	Tamura Corp.§	7,680
2,100	TDK Corp.§	162,501
600	TechnoPro Holdings, Inc.§	27,864
4,200	Teijin, Ltd.§	71,156
400	Tekken Corp.§	8,695
4,200	Terumo Corp.§	144,436

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,600	THK Co., Ltd.§	$32,667
1,200	TIS, Inc.§	19,834
3,100	Toagosei Co., Ltd.§	26,977
1,500	Tobu Railway Co., Ltd.§	52,430
2,200	Tocalo Co., Ltd.§	20,734
3,500	Toda Corp.†, §	20,376
200	Toei Co., Ltd.§	25,126
500	Toho Gas Co., Ltd.§	22,832
1,500	Toho Holdings Co., Ltd.§	31,530
900	Toho Zinc Co., Ltd.*, §	9,980
3,300	Tohoku Electric Power Co., Inc.§	31,859
3,600	Tokai Carbon Co., Ltd.§	29,701
1,300	Tokai Rika Co., Ltd.§	16,185
4,800	Tokai Tokyo Financial Holdings, Inc.§	10,913
200	Token Corp.§	14,818
1,100	Tokio Marine Holdings, Inc.§	50,449
1,100	Tokuyama Corp.§	21,265
1,300	Tokyo Broadcasting System Holdings, Inc.§	18,112
700	Tokyo Century Corp.†, §	21,893
1,500	Tokyo Dome Corp.§	10,051
9,100	Tokyo Electric Power Co. Holdings, Inc.*, §	31,798
1,100	Tokyo Electron, Ltd.§	206,843
2,400	Tokyo Gas Co., Ltd.§	56,861
1,400	Tokyo Kiraboshi Financial Group, Inc.§	14,793
800	Tokyo Ohka Kogyo Co., Ltd.§	30,663
2,000	Tokyo Steel Manufacturing Co., Ltd.§	12,527
2,700	Tokyo Tatemono Co., Ltd.§	28,578
1,700	Tokyu Construction Co., Ltd.§	8,954
1,600	Tokyu Corp.§	25,204
6,100	Tokyu Fudosan Holdings Corp.§	29,197
5,300	TOMONY Holdings, Inc.§	17,634
1,900	Tomy Co., Ltd.§	13,404
1,500	Topcon Corp.§	11,114
2,600	Toppan Forms Co., Ltd.§	23,173
1,500	Toppan Printing Co., Ltd.§	22,989
1,100	Topre Corp.§	12,217
500	Topy Industries, Ltd.§	6,374
16,200	Toray Industries, Inc.§	70,247
900	Torii Pharmaceutical Co., Ltd.§	22,467
1,300	Tosei Corp.§	11,190
1,200	Toshiba Corp.§	26,418
1,100	Toshiba Machine Co., Ltd.§	21,839
6,500	Tosoh Corp.§	73,953
600	TOTO, Ltd.§	19,972
900	Towa Pharmaceutical Co., Ltd.§	18,906
3,100	Toyo Construction Co., Ltd.§	12,575
500	Toyo Ink SC Holdings Co., Ltd.§	9,463
1,000	Toyo Seikan Group Holdings, Ltd.§	11,414
1,600	Toyo Tire Corp.§	18,357
2,500	Toyobo Co., Ltd.§	26,427
1,200	Toyoda Gosei Co., Ltd.§	20,575
700	Toyota Industries Corp.§	33,589
22,300	Toyota Motor Corp.§	1,342,499
1,400	Toyota Tsusho Corp.§	32,961

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Japan (Continued)
600	TPR Co., Ltd.§	$6,394
1,200	Trend Micro, Inc.§	59,273
300	Trusco Nakayama Corp.§	6,506
800	TS Tech Co., Ltd.§	18,955
600	Tsubakimoto Chain Co.§	13,658
2,600	Tsugami Corp.§	18,097
700	Tsumura & Co.§	17,856
700	TV Asahi Holdings Corp.§	10,584
1,000	UACJ Corp.§	14,356
2,000	Ube Industries, Ltd.§	30,649
900	Ulvac, Inc.§	21,520
2,300	Unicharm Corp.§	86,359
800	Unipres Corp.§	7,134
800	United Arrows, Ltd.§	12,006
1,100	United Super Markets Holdings, Inc.§	9,802
1,100	Unizo Holdings Co., Ltd.*, §	61,140
2,000	Ushio, Inc.§	19,131
1,300	USS Co., Ltd.§	17,906
400	V Technology Co., Ltd.§	11,563
1,200	Valor Holdings Co., Ltd.§	21,394
1,000	Valqua, Ltd.§	16,201
1,400	Vital KSK Holdings, Inc.§	14,300
800	Wacoal Holdings Corp.§	17,412
2,000	Wakita & Co., Ltd.§	18,429
400	Welcia Holdings Co., Ltd.§	28,162
1,000	West Japan Railway Co.§	68,483
1,000	Xebio Holdings Co., Ltd.§	8,268
400	Yakult Honsha Co., Ltd.§	23,688
4,400	Yamada Denki Co., Ltd.*, §	17,569
2,100	Yamaguchi Financial Group, Inc.§	11,893
500	Yamaha Corp.§	19,491
5,600	Yamaha Motor Co., Ltd.§	67,644
2,400	Yamato Holdings Co., Ltd.§	37,666
900	Yamato Kogyo Co., Ltd.§	15,441
1,200	Yamazaki Baking Co., Ltd.§	25,126
400	Yaoko Co., Ltd.§	24,746
2,300	Yaskawa Electric Corp.§	63,204
1,200	Yellow Hat, Ltd.§	16,706
1,800	Yokogawa Bridge Holdings Corp.§	32,811
1,200	Yokogawa Electric Corp.§	14,453
2,500	Yokohama Reito Co., Ltd.§	21,429
2,100	Yokohama Rubber Co., Ltd. (The)§	26,055
1,400	Yoshinoya Holdings Co., Ltd.§	26,806
19,800	Z Holdings Corp.§	63,688
700	Zenkoku Hosho Co., Ltd.§	21,984
900	Zensho Holdings Co., Ltd.†, §	17,174
2,300	Zeon Corp.§	17,297
600	ZOZO, Inc.§	8,051
		26,401,133
	Netherlands—2.3%
1,275	Aalberts NV§	30,273
1,069	ABN AMRO Bank NV, CVA#, §	8,775
722	Accell Group NV§	10,012

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Netherlands (Continued)
31	Adyen NV#, *, §	$26,236
13,492	Aegon NV§	34,225
1,266	Akzo Nobel NV§	83,463
5,987	Altice Europe NV*, §	23,143
580	AMG Advanced Metallurgical Group NV†, §	8,201
576	Amsterdam Commodities NV§	10,338
1,679	APERAM SA§	35,497
2,059	Arcadis NV§	32,786
8,063	ArcelorMittal SA§	76,413
802	ASM International NV§	80,245
2,066	ASML Holding NV§	549,061
2,865	ASR Nederland NV§	72,179
331	Basic-Fit NV*, #, §	5,524
1,008	BE Semiconductor Industries NV§	30,732
1,770	Boskalis Westminster†, §	31,962
954	Coca-Cola European Partners Plc§	36,355
1,543	Corbion NV§	45,919
691	Flow Traders†, #, §	20,825
2,407	Fugro NV, CVA*, †, §	9,790
490	GrandVision NV†, #, §	13,439
2,149	Heineken NV§	179,867
531	IMCD NV§	37,763
14,743	ING Groep NV§	77,225
1,133	Intertrust NV#, §	14,184
239	Just Eat Takeaway#, *, §	18,017
10,441	Koninklijke Ahold Delhaize NV§	244,354
7,677	Koninklijke BAM Groep NV§	10,738
812	Koninklijke DSM NV§	92,271
46,675	Koninklijke KPN NV§	111,643
2,981	Koninklijke Philips NV§	120,655
899	Koninklijke Vopak NV§	46,876
1,412	NN Group NV§	38,137
1,110	OCI NV*, §	13,336
10,631	PostNL NV§	13,373
805	Prosus NV*, §	55,777
1,610	Randstad NV§	56,884
4,503	SBM Offshore NV§	59,440
2,451	Signify NV#, §	47,610
839	Sligro Food Group NV§	12,515
640	TKH Group NV, ADR§	17,838
1,381	Tomtom NV*, §	10,800
9,584	Unilever NV§	472,203
388	Van Lanschot Kempen NV, ADR§	4,774
2,640	Wolters Kluwer NV§	187,703
		3,219,376
	New Zealand—0.2%
15,320	Air New Zealand, Ltd.§	7,687
3,369	Auckland International Airport, Ltd.§	9,929
6,850	Chorus, Ltd.§	28,018
5,590	Contact Energy, Ltd.§	19,213
1,449	EBOS Group, Ltd.§	19,161
2,488	Fisher & Paykel Healthcare Corp., Ltd.§	45,102
3,641	Freightways, Ltd.§	11,861

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	New Zealand (Continued)
11,190	Heartland Group Holdings, Ltd.§	$6,811
12,658	Infratil, Ltd.§	29,196
1,307	Mainfreight, Ltd.§	26,945
684	Restaurant Brands New Zealand, Ltd.*, §	3,292
5,933	SKYCITY Entertainment Group, Ltd.§	6,553
14,615	Spark New Zealand, Ltd.§	35,624
3,998	Summerset Group Holdings, Ltd.§	12,920
4,896	Z Energy, Ltd.§	8,379
		270,691
	Norway—0.5%
404	Adevinta ASA,*, §	3,614
751	Aker BP ASA§	9,562
4,348	Aker Solutions ASA*, †, §	2,303
2,299	Austevoll Seafood ASA§	16,328
11,411	B2Holding ASA§	3,952
438	Bakkafrost P/F§	20,817
480	Bonheur ASA†, §	6,966
1,580	Borregaard ASA§	14,703
1,094	BW Energy, Ltd.*	954
6,229	BW LPG, Ltd.#, §	18,897
5,362	BW Offshore, Ltd.*, §	9,328
4,966	DNB ASA§	55,695
12,792	DNO ASA†, §	3,582
1,270	Entra ASA#, §	15,124
12,646	Equinor ASA§	159,298
4,440	Europris ASA#, §	12,967
1,329	FLEX LNG, Ltd.†, §	6,780
1,365	Gjensidige Forsikring ASA§	23,357
768	Grieg Seafood ASA§	7,136
2,876	Hoegh LNG Holdings, Ltd.§	2,941
3,161	Mowi ASA§	48,181
13,327	Norsk Hydro ASA§	28,956
1,595	Norwegian Finans Holding ASA*, §	6,467
5,186	Odfjell Drilling, Ltd.*, §	3,819
2,546	Orkla ASA§	21,787
10,139	PGS ASA*, †, §	2,967
397	Salmar ASA§	13,254
1,776	Sbanken ASA#, §	8,668
2,544	Scatec Solar ASA#, §	32,274
404	Schibsted ASA, Class B§	7,173
1,199	SpareBank 1 SR-Bank ASA§	6,820
1,656	Stolt-Nielsen, Ltd.§	13,398
4,353	Storebrand ASA†, §	17,456
2,103	Subsea 7 SA§	10,003
4,815	Telenor ASA§	70,561
1,294	TGS NOPEC Geophysical Co. ASA§	14,521
888	Tomra Systems ASA§	24,851
518	Yara International ASA§	16,389
		741,849
	Portugal—0.1%
3,185	Altri SGPS SA†, §	12,664
2,841	CTT-Correios de Portugal SA†, §	7,184

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Portugal (Continued)
932	EDP Renovaveis SA§	$11,254
5,078	Galp Energia SGPS SA§	57,977
1,861	Jeronimo Martins SGPS SA§	33,661
5,953	Navigator Co. SA (The)†, §	14,118
3,482	NOS SGPS SA§	11,679
10,709	REN - Redes Energeticas Nacionais SGPS SA§	27,349
20,529	Sonae SGPS SA§	13,292
		189,178
	Singapore—0.6%
35,700	Accordia Golf Trust§	12,145
23,500	Ascendas India Trust§	19,630
14,400	CapitaLand, Ltd.§	28,746
3,400	City Developments, Ltd.§	17,236
23,400	ComfortDelGro Corp., Ltd.§	25,041
3,900	Dairy Farm International Holdings, Ltd.§	17,950
8,000	DBS Group Holdings, Ltd.§	104,601
18,300	First Resources, Ltd.§	15,507
132,400	Golden Agri-Resources, Ltd.§	13,019
11,200	GuocoLand, Ltd.§	10,518
1,300	Haw Par Corp., Ltd.§	9,372
5,500	Hongkong Land Holdings, Ltd.§	20,573
1,000	Jardine Cycle & Carriage, Ltd.§	13,850
4,800	Keppel Corp., Ltd.§	17,875
57,577	Keppel Infrastructure Trust§	17,229
14,800	NetLink NBN Trust§	9,332
20,445	Oversea-Chinese Banking Corp., Ltd.§	124,371
3,200	SATS, Ltd.§	7,122
10,100	Sembcorp Industries, Ltd.§	10,965
18,500	Sembcorp Marine, Ltd.*, §	8,858
9,000	Singapore Airlines, Ltd.†, §	36,379
4,000	Singapore Exchange, Ltd.§	25,756
32,900	Singapore Post, Ltd.§	14,939
33,100	Singapore Press Holdings, Ltd.§	42,638
8,200	Singapore Technologies Engineering, Ltd.§	18,014
11,000	United Overseas Bank, Ltd.§	150,639
6,300	UOL Group, Ltd.§	29,006
1,800	Venture Corp., Ltd.§	17,108
6,700	Wilmar International, Ltd.§	15,155
15,000	Wing Tai Holdings, Ltd.§	16,343
29,500	Yangzijiang Shipbuilding Holdings, Ltd.§	17,234
		887,151
	Spain—1.6%
229	Acciona SA§	24,451
2,154	Acerinox SA§	14,704
2,938	ACS Actividades de Construccion y Servicios SA§	57,397
723	Aena SME SA#, §	78,902
3,239	Amadeus IT Group SA§	153,611
1,736	Applus Services SA§	11,155
10,337	Banco Bilbao Vizcaya Argentaria SA§	33,045
71,163	Banco de Sabadell SA§	36,565
111,866	Banco Santander SA§	272,276
6,635	Bankia SA†, §	7,407

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Spain (Continued)
5,075	Bankinter SA§	$18,632
1,016	Bolsas y Mercados Espanoles SHMSF SA§	37,002
13,771	CaixaBank SA§	25,684
2,421	Cellnex Telecom SA#, §	110,196
796	Cia de Distribucion Integral Logista Holdings SA§	12,762
861	CIE Automotive SA†, §	13,305
535	Ebro Foods SA§	10,965
3,909	Enagas SA§	77,761
1,943	Endesa SA§	41,598
4,660	Ercros SA§	11,652
1,575	Euskaltel SA#, §	11,693
3,810	Faes Farma SA§	14,853
1,123	Ferrovial SA§	26,967
4,339	Global Dominion Access SA*, #, §	11,941
3,334	Grifols SA§	113,556
364	Grupo Catalana Occidente SA§	7,289
41,714	Iberdrola SA§	411,884
1,575	Indra Sistemas SA*, §	12,967
6,499	Industria de Diseno Textil SA§	168,725
21,228	Liberbank SA§	3,214
7,728	Mapfre SA§	13,219
719	Masmovil Ibercom SA*, §	11,422
1,581	Mediaset Espana Comunicacion SA†, §	5,866
4,190	Melia Hotels International SA†, §	17,853
2,330	Naturgy Energy Group SA§	41,247
2,459	Prosegur Cia de Seguridad SA§	6,190
3,850	Red Electrica Corp. SA§	69,326
3,429	Repsol SA§	31,290
9,662	Sacyr SA§	14,754
41,030	Telefonica SA§	188,362
3,839	Tubacex SA§	5,413
8,173	Unicaja Banco SA#, §	4,754
164	Vidrala SA§	14,823
582	Viscofan SA§	31,888
1,480	Zardoya Otis SA§	10,019
		2,298,585
	Sweden—1.9%
984	AAK AB§	16,046
1,720	Adapteo Oyj*, †, §	14,748
1,041	AddNode Group AB§	15,314
572	AddTech AB, Class B§	14,094
1,023	AF Poyry AB§	15,680
1,926	Alfa Laval AB§	33,378
933	Alimak Group AB#, §	8,228
5,483	Arjo AB, Class B§	27,303
1,391	Assa Abloy AB, Class B§	26,297
5,277	Atlas Copco AB, Class A§	177,349
996	Atlas Copco AB, Class B§	29,370
3,696	Attendo AB#, §	15,238
1,217	Avanza Bank Holding AB§	10,155
1,206	Axfood AB§	24,602
1,079	Beijer Alma AB§	9,001
2,259	Betsson AB*, §	9,083

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Sweden (Continued)
1,218	Bilia AB, Class A§	$7,524
1,635	BillerudKorsnas AB§	17,878
475	BioGaia AB, Class B§	20,104
981	Biotage AB§	9,864
2,318	Boliden AB§	42,259
1,253	Bonava AB, Class B†, §	5,416
1,482	Bravida Holding AB#, §	10,472
1,916	Bure Equity AB§	30,331
1,751	Castellum AB§	29,637
447	Catena AB§	13,043
7,868	Cloetta AB, Class B§	18,661
1,370	Coor Service Management Holding AB#, §	6,708
3,565	Dios Fastigheter AB§	23,792
2,657	Dometic Group AB#, §	11,850
2,421	Dustin Group AB#, §	11,484
2,954	Electrolux AB, Series B§	36,785
2,954	Electrolux Professional AB, Class B*	8,510
1,639	Elekta AB, Class B†, §	13,561
5,178	Epiroc AB, Class A§	51,332
4,623	Essity AB, Class B§	142,561
659	Evolution Gaming Group AB#, §	22,437
1,567	Fabege AB§	20,081
2,158	Fagerhult AB†, §	8,471
367	Fastighets AB Balder, Class B*, §	13,184
2,139	Getinge AB, Class B§	41,073
1,098	Granges AB§	5,444
5,892	Hennes & Mauritz AB, Class B†, §	75,812
950	Hexagon AB, Class B§	40,521
1,573	Hexpol AB§	9,439
3,175	Hoist Finance AB†, #, *, §	7,882
1,048	Holmen AB, Class B§	28,778
690	Hufvudstaden AB, Class A§	9,426
1,656	Humana AB†, §	6,507
2,679	Husqvarna AB, Class B§	13,469
588	ICA Gruppen AB§	24,789
773	Indutrade AB§	21,017
631	Intrum AB†, §	8,401
3,518	Inwido AB§	20,267
1,080	JM AB†, §	18,782
13,093	Klovern AB, Class B§	19,457
1,219	KNOW IT AB§	16,720
1,646	Kungsleden AB§	12,432
1,742	Lagercrantz Group AB, Class B§	20,352
1,567	Lindab International AB§	12,144
981	Loomis AB, Class B§	19,959
801	Lundin Petroleum AB§	15,338
2,179	Mekonomen AB*, †, §	9,737
755	Millicom International Cellular SA, ADR§	21,260
1,742	Modern Times Group MTG AB, Class B*, §	13,748
3,284	New Wave Group AB, Class B§	9,070
1,997	Nibe Industrier AB, Class B§	29,077
3,170	Nobia AB§	11,290
1,697	Nobina AB#, §	9,240
2,599	Nordic Waterproofing Holding A/S#, §	19,498

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Sweden (Continued)
1,681	Nyfosa AB*, §	$8,462
609	Pandox AB§	5,014
2,782	Peab AB, Class B§	20,071
1,578	Platzer Fastigheter Holding AB, Class B§	11,240
4,394	Ratos AB, Class B§	9,155
1,168	Recipharm AB, Class B§	12,011
5,625	Resurs Holding AB#, §	19,331
6,434	Samhallsbyggnadsbolaget i Norden AB§	12,278
9,448	Sandvik AB§	134,174
5,565	SAS AB*, †, §	4,921
2,495	Scandi Standard AB§	15,125
2,511	Scandic Hotels Group AB#, §	7,535
2,942	Securitas AB, Class B§	31,842
11,213	Skandinaviska Enskilda Banken AB, Class A§	75,850
1,322	Skanska AB, Class B*, †, §	20,149
3,291	SKF AB, Class B†, §	45,277
1,698	SkiStar AB§	13,063
7,778	SSAB AB, Class B†, §	17,194
2,726	Svenska Cellulosa AB SCA, Class B†, §	27,558
6,847	Svenska Handelsbanken AB, Class A*, §	57,338
7,351	Swedbank AB, Class A§	82,087
1,048	Swedish Match AB†, §	59,948
987	Swedish Orphan Biovitrum AB*, §	16,788
3,409	Tele2 AB, Class B§	45,811
3,317	Telefonaktiebolaget LM Ericsson, Class B§	27,071
22,676	Telia Co. AB§	81,568
458	Thule Group AB (The)#, §	7,974
1,377	Trelleborg AB, Class B§	14,867
1,704	Volvo AB, Class A§	20,454
9,905	Volvo AB, Class B§	119,105
811	Wallenstam AB, Class B§	9,224
1,004	Wihlborgs Fastigheter AB§	13,980
		2,639,225
	Switzerland—6.9%
10,661	ABB, Ltd., Registered§	187,448
2,213	Adecco Group AG, Registered§	87,316
2,917	Alcon, Inc.*, §	148,860
309	Allreal Holding AG, Registered*, §	57,342
137	ALSO Holding AG, Registered*, §	21,718
579	ams AG*, †, §	5,731
47	APG SGA SA§	8,730
1,914	Arbonia AG*, †, §	15,035
14,351	Aryzta AG*, §	5,167
1,516	Ascom Holding AG, Registered§	8,547
119	Autoneum Holding AG†, §	7,487
56	Bachem Holding AG, Registered§	11,255
766	Baloise Holding AG, Registered§	100,543
44	Banque Cantonale Vaudoise, Registered§	36,194
13	Barry Callebaut AG, Registered§	26,139
7	Belimo Holding AG, Registered§	45,411
35	Bell Food Group AG, Registered§	9,112
76	Berner Kantonalbank AG, Registered§	16,568
301	BKW AG§	24,773

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Switzerland (Continued)
157	Bobst Group SA, Registered†, §	$7,139
127	Bossard Holding AG, Registered§	14,733
85	Bucher Industries AG, Registered§	22,577
137	Burkhalter Holding AG§	7,903
456	Cembra Money Bank AG§	42,077
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	87,482
1,569	Cie Financiere Richemont SA, Registered§	85,988
2,253	Clariant AG, Registered§	37,894
205	Coltene Holding AG, Registered*, §	13,192
28	Conzzeta AG, Registered§	22,543
5,213	Credit Suisse Group AG, Registered*, §	43,046
147	Daetwyler Holding AG§	23,677
514	DKSH Holding AG§	25,560
66	dormakaba Holding AG*, †, §	29,368
224	Dufry AG, Registered§	6,944
1,608	EFG International AG*, §	9,194
15	Emmi AG, Registered§	13,714
41	EMS-Chemie Holding AG, Registered§	25,806
456	Flughafen Zurich AG, Registered§	51,330
20	Forbo Holding AG, Registered§	24,251
5,107	GAM Holding AG*, §	9,624
223	Geberit AG, Registered§	98,373
50	Georg Fischer AG, Registered§	34,565
65	Givaudan SA, Registered§	201,528
566	Helvetia Holding AG, Registered§	48,768
136	Hiag Immobilien Holding AG§	13,159
298	Huber + Suhner AG, Registered§	18,653
547	Implenia AG, Registered§	19,320
36	Inficon Holding AG, Registered*, §	23,456
23	Interroll Holding AG, Registered§	38,050
1,729	Julius Baer Group, Ltd.*, §	59,030
80	Jungfraubahn Holding AG, Registered§	9,978
223	Kardex AG, Registered§	31,159
90	Komax Holding AG, Registered†, §	14,141
427	Kuehne + Nagel International AG, Registered§	58,691
2,019	LafargeHolcim, Ltd., Registered*, §	73,808
765	Logitech International SA, Registered§	33,112
667	Logitech International SA, Registered†	28,634
685	Lonza Group AG, Registered§	284,995
63	Luzerner Kantonalbank AG, Registered§	25,551
1,480	Mobilezone Holding AG, Registered*, §	12,861
219	Mobimo Holding AG, Registered*, §	61,432
22,264	Nestle SA, Registered§	2,294,711
13,215	Novartis AG, Registered§	1,092,154
5,439	OC Oerlikon Corp. AG, Registered§	43,659
136	Orior AG§	11,075
108	Partners Group Holding AG§	74,701
786	PSP Swiss Property AG, Registered§	98,302
78	Rieter Holding AG, Registered§	7,105
201	Roche Holding AG§	64,547
4,932	Roche Holding AG§	1,603,462
140	Schindler Holding AG, Registered§	29,618
25	Schweiter Technologies AG§	24,305
123	SFS Group AG§	9,170

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Switzerland (Continued)
32	SGS SA, Registered§	$74,228
97	Siegfried Holding AG, Registered*, §	39,182
910	Sika AG, Registered§	150,565
324	Sonova Holding AG, Registered§	58,494
47	St. Galler Kantonalbank AG, Registered§	19,528
79	Straumann Holding AG, Registered§	58,876
346	Sulzer AG, Registered§	21,876
681	Sunrise Communications Group AG*, #, §	54,987
76	Swatch Group AG (The)§	15,190
384	Swatch Group AG (The), Registered§	15,110
151	Swiss Life Holding AG, Registered§	51,411
1,182	Swiss Prime Site AG, Registered§	116,028
1,421	Swiss Re AG§	109,564
379	Swisscom AG, Registered§	204,322
247	Swissquote Group Holding SA, Registered§	14,327
493	Temenos AG, Registered*, §	64,644
276	u-blox Holding AG*, §	16,976
10,729	UBS Group AG, Registered*, §	100,278
94	Valora Holding AG, Registered*, †, §	16,523
228	VAT Group AG*, #, §	31,588
8	Vetropack Holding AG§	21,257
451	Vifor Pharma AG§	62,402
706	Vontobel Holding AG, Registered§	34,715
77	VP Bank AG, Registered§	10,007
593	Zehnder Group AG§	22,700
1,165	Zurich Insurance Group AG§	413,527
		9,767,796
	United Kingdom—10.2%
6,126	3i Group Plc§	59,953
917	Admiral Group Plc§	25,303
3,921	Aggreko Plc§	23,621
12,432	Alliance Pharma Plc§	10,013
12,069	Anglo American Plc§	210,897
5,917	Anglo Pacific Group Plc§	8,275
2,109	Antofagasta Plc§	20,120
4,535	Ascential Plc#, §	13,863
2,310	Ashmore Group Plc§	10,188
3,862	Ashtead Group Plc§	85,777
1,721	Associated British Foods Plc§	38,624
7,627	AstraZeneca Plc§	681,305
2,395	AstraZeneca Plc, SP ADR	106,961
8,970	Auto Trader Group Plc#, §	48,749
28,447	Aviva Plc§	94,441
835	Avon Rubber Plc§	23,833
16,066	B&M European Value Retail SA†, §	54,856
5,299	Babcock International Group Plc§	25,118
19,453	BAE Systems Plc§	125,523
12,620	Balfour Beatty Plc§	33,846
617	Bank of Georgia Group Plc§	7,068
81,962	Barclays Plc§	95,233
7,150	Barratt Developments Plc§	38,968
3,269	Beazley Plc§	15,813
3,721	Bellway Plc§	99,256

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
1,690	Berkeley Group Holdings Plc (The)§	$75,545
13,667	BHP Group Plc§	211,387
4,891	Biffa Plc#, §	10,881
1,176	Bodycote Plc§	8,208
8,370	boohoo Group Plc*, §	19,758
202,870	BP Plc§	863,044
8,187	Brewin Dolphin Holdings Plc§	22,225
8,878	British American Tobacco Plc§	303,169
589	British American Tobacco Plc, SP ADR†	20,138
4,032	Britvic Plc§	35,035
82,890	BT Group Plc§	120,897
3,731	Bunzl Plc§	75,228
2,743	Burberry Group Plc§	44,876
3,052	Burford Capital, Ltd.§	15,863
3,640	C&C Group Plc§	8,870
13,077	Cairn Energy Plc*, §	12,518
7,460	Card Factory Plc§	3,071
993	Carnival Plc§	12,053
21,596	Centamin Plc§	31,774
6,675	Central Asia Metals Plc§	12,930
77,567	Centrica Plc§	36,487
2,609	Chesnara Plc§	9,474
14,330	Cineworld Group Plc§	8,781
577	Clarkson Plc§	16,533
2,800	Close Brothers Group Plc§	39,187
14,824	Coats Group Plc§	7,792
1,369	Coca-Cola HBC AG§	29,424
11,710	Compass Group Plc§	182,964
865	Computacenter Plc§	15,333
23,805	ConvaTec Group Plc#, §	55,397
3,254	Countryside Properties Plc#, §	11,486
624	Cranswick Plc§	28,576
4,845	Crest Nicholson Holdings plc§	10,630
1,039	Croda International Plc§	54,948
1,316	Daily Mail & General Trust Plc, Class A§	11,215
1,084	Dart Group Plc§	7,391
321	DCC Plc§	20,245
2,049	De La Rue Plc§	1,463
5,029	Devro Plc§	9,973
6,669	DFS Furniture Plc§	9,776
12,494	Diageo Plc§	400,166
2,860	Diploma Plc§	57,064
21,750	Direct Line Insurance Group Plc§	79,584
21,706	Dixons Carphone Plc§	20,991
3,416	Domino's Pizza Group Plc§	12,033
6,832	Drax Group Plc§	13,017
1,548	easyJet Plc§	11,140
8,196	Electrocomponents Plc§	52,329
13,055	Elementis Plc§	8,041
1,355	EMIS Group Plc§	17,601
70,446	EnQuest Plc*, †, §	6,877
4,422	Equiniti Group Plc#, §	9,693
1,262	Euromoney Institutional Investor Plc§	12,775
3,432	Evraz Plc§	9,794

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
7,845	Experian Plc§	$218,391
1,779	Ferguson Plc§	111,242
1,881	Fevertree Drinks Plc§	28,184
39,520	Firstgroup Plc*, §	24,673
5,744	Frasers Group Plc*, §	13,001
9,131	G4S Plc§	10,422
2,798	Galliford Try Holdings Plc§	4,504
642	Games Workshop Group Plc§	34,437
928	Gamesys Group PLC*, †, §	8,413
26,092	GlaxoSmithKline Plc§	489,417
4,280	GlaxoSmithKline Plc, SP ADR	162,169
101,056	Glencore Plc*, §	154,238
1,404	Go-Ahead Group Plc (The)§	14,362
1,480	Grafton Group Plc§	9,729
3,970	Grainger Plc§	12,752
795	Greencore Group Plc§	1,625
2,159	Greggs Plc§	43,166
9,789	Gulf Keystone Petroleum, Ltd.§	8,176
2,921	GVC Holdings Plc§	20,277
4,549	Gym Group Plc (The)#, §	7,946
6,271	Halfords Group Plc§	5,425
1,732	Halma Plc§	41,150
1,823	Hargreaves Lansdown Plc§	31,237
25,710	Hays Plc§	36,631
1,995	Headlam Group Plc§	7,675
3,050	Helical Plc§	13,235
11,962	Highland Gold Mining, Ltd.§	28,858
1,984	Hikma Pharmaceuticals Plc§	50,015
734	Hill & Smith Holdings Plc§	8,699
916	Hilton Food Group Plc§	12,341
1,266	Hiscox, Ltd.§	14,496
3,986	Hollywood Bowl Group Plc§	7,496
2,726	HomeServe Plc§	35,708
14,041	Howden Joinery Group Plc§	88,938
61,234	HSBC Holdings Plc§	344,844
3,532	Hunting Plc§	7,635
4,879	Ibstock Plc#, §	9,186
1,762	IG Group Holdings Plc§	15,090
4,894	IMI Plc§	45,267
8,898	Imperial Brands Plc§	164,933
3,234	Inchcape Plc§	17,355
3,716	Informa Plc§	20,609
605	InterContinental Hotels Group Plc§	25,903
390	InterContinental Hotels Group Plc, ADR†	16,438
1,391	Intermediate Capital Group Plc§	15,409
10,061	International Consolidated Airlines Group SA§	26,672
4,161	International Personal Finance Plc§	3,933
1,064	Intertek Group Plc§	62,190
8,515	Investec Plc§	16,003
7,770	IP Group Plc*, §	4,815
25,901	ITV Plc§	21,416
4,101	IWG Plc§	8,745
11,978	J. Sainsbury Plc§	31,194
2,074	J.D. Wetherspoon Plc§	22,674

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
485	James Fisher & Sons Plc§	$7,555
5,549	JD Sports Fashion Plc§	31,938
8,054	John Laing Group Plc#, §	33,896
1,637	John Menzies Plc†, §	1,584
10,403	John Wood Group Plc§	19,967
1,891	Johnson Matthey Plc§	42,024
7,194	Johnson Service Group Plc§	9,188
2,812	Jupiter Fund Management Plc§	6,969
349	Just Eat Takeaway#, *	26,270
30,973	Just Group Plc*, §	20,673
2,164	Kainos Group Plc§	17,650
1,556	Keller Group Plc§	10,167
32,972	Kingfisher Plc§	59,391
1,402	Lancashire Holdings, Ltd.§	10,788
57,890	Legal & General Group Plc§	138,493
430,679	Lloyds Banking Group Plc§	169,835
1,410	London Stock Exchange Group Plc§	127,043
9,625	M&G Plc*, §	13,403
26,048	Man Group Plc§	40,116
28,984	Marks & Spencer Group Plc§	35,589
1,885	Marshalls Plc§	13,786
18,395	Marston's Plc§	9,496
8,666	McCarthy & Stone Plc#, §	7,001
3,805	Mears Group Plc§	6,414
5,349	Mediclinic International Plc§	17,844
7,048	Meggitt Plc§	25,532
22,767	Melrose Industries Plc§	25,711
2,240	Micro Focus International Plc§	11,081
5,825	Mitchells & Butlers Plc*, §	13,131
7,524	Mitie Group Plc§	6,067
150	MJ Gleeson Plc§	995
4,012	Mondi Plc§	68,433
5,751	Moneysupermarket.com Group Plc§	21,654
7,506	Morgan Advanced Materials Plc§	17,223
1,378	Morgan Sindall Group Plc§	20,491
6,750	National Express Group Plc§	17,110
3,714	National Grid Plc§	43,530
586	National Grid Plc, SP ADR	34,146
900	Next Plc§	45,334
4,257	Ninety One Plc*	9,142
537	NMC Health Plc†	698
4,680	On the Beach Group Plc#, §	12,769
4,865	OneSavings Bank Plc§	15,092
1,080	Oxford Instruments Plc§	17,142
8,188	Pagegroup Plc§	36,913
5,714	Paragon Banking Group Plc§	23,544
1,213	PayPoint Plc§	8,066
3,815	Pearson Plc§	26,342
41,805	Pendragon Plc§	3,268
6,124	Pennon Group Plc§	82,995
3,326	Persimmon Plc§	78,768
3,779	Petrofac, Ltd.§	9,307
14,508	Pets at Home Group Plc§	46,804
2,200	Phoenix Group Holdings Plc§	17,067

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
11,392	Photo-Me International Plc§	$5,524
1,840	Playtech Plc§	3,861
1,113	Plus500, Ltd.§	14,902
2,857	Polypipe Group plc§	16,281
33,266	Premier Oil Plc*, †, §	7,067
9,625	Prudential Plc§	122,863
4,468	QinetiQ Group Plc§	17,969
37,344	Quilter Plc#, §	54,573
351	Rathbone Brothers Plc§	6,512
1,747	Reckitt Benckiser Group Plc§	134,078
3,003	Redde Northgate PLC§	5,165
3,865	Redrow Plc§	17,214
10,683	RELX Plc§	229,013
3,910	RELX Plc, SP ADR†	83,674
2,776	Renew Holdings Plc§	12,921
214	Renishaw Plc§	8,391
18,010	Rentokil Initial Plc§	86,441
10,927	Rightmove Plc§	65,901
7,931	Rio Tinto Plc§	364,055
5,852	Rolls-Royce Holdings Plc*, §	24,628
13,857	Rotork Plc§	37,331
8,261	Royal Bank of Scotland Group Plc§	11,523
8,858	Royal Dutch Shell Plc, ADR, Class B	289,302
35,072	Royal Dutch Shell Plc, Class A§	613,753
10,328	Royal Dutch Shell Plc, Class B§	173,169
9,433	Royal Mail Plc§	14,613
4,095	RSA Insurance Group Plc§	21,286
14,231	Saga Plc§	2,990
8,113	Sage Group Plc (The)§	59,420
2,391	Savills Plc§	24,458
508	Schroders Plc§	15,603
5,266	Senior Plc§	4,574
11,630	Severfield Plc§	9,143
2,120	Severn Trent Plc§	59,793
7,442	SIG Plc§	2,183
5,193	Signature Aviation Plc§	10,606
4,652	Smith & Nephew Plc§	82,552
2,377	Smiths Group Plc§	35,986
1,263	Spectris Plc†, §	38,372
12,936	Speedy Hire Plc§	7,920
525	Spirax-Sarco Engineering Plc§	53,034
7,170	Spire Healthcare Group Plc#, §	6,945
10,386	Spirent Communications Plc§	27,016
14,775	SSE Plc§	238,455
5,335	SSP Group Plc§	20,277
3,870	St. James's Place Plc§	36,876
2,024	St. Modwen Properties Plc§	8,294
5,772	Stagecoach Group Plc§	5,005
20,666	Standard Chartered Plc§	113,904
7,141	Standard Life Aberdeen Plc§	19,756
4,177	SThree Plc§	11,932
6,120	Stobart Group, Ltd.†, §	3,646
7,781	Stock Spirits Group Plc§	15,847
2,853	Synthomer Plc§	8,592

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
8,202	TalkTalk Telecom Group Plc§	$8,647
6,411	Tate & Lyle Plc§	52,066
65,697	Taylor Wimpey Plc§	95,469
978	Telecom Plus Plc§	15,057
40,356	Tesco Plc§	114,279
11,956	TP ICAP Plc§	50,144
5,006	Travis Perkins Plc§	54,647
1,888	TUI AG§	8,455
42,736	Tullow Oil Plc§	5,650
4,191	Tyman Plc§	8,062
7,733	U & I Group Plc§	7,644
1,424	Ultra Electronics Holdings Plc§	35,436
8,051	Unilever Plc§	406,443
7,319	United Utilities Group Plc§	81,729
2,533	Urban & Civic Plc§	6,584
20,856	Vectura Group Plc§	25,090
5,245	Vesuvius Plc§	21,130
1,157	Victrex Plc§	28,240
13,688	Virgin Money UK Plc*, §	10,472
6,199	Vistry Group Plc§	44,234
386	Vitec Group Plc (The)§	3,089
207,108	Vodafone Group Plc§	289,311
6,400	Volution Group Plc§	12,494
5,138	Watkin Jones Plc§	9,849
2,286	Weir Group Plc (The)§	20,721
1,764	WH Smith Plc§	24,916
1,204	Whitbread Plc§	45,086
28,949	WM Morrison Supermarkets Plc§	63,774
13,599	WPP Plc§	92,660
		14,404,595

	TOTAL COMMON STOCKS (Cost $122,736,939)	103,337,290

	Affiliated Investment Company—24.9%

	United States—24.9%
2,268,561	DFA Emerging Markets Core Equity Portfolio‡‡ (Cost $43,867,753)	35,321,495

		Expiration Date

	Rights—0.0%

	Australia—0.0%
2,537	oOh!media, Ltd.* (Cost $0)
		04/16/2020	0

	Preferred Stocks—0.5%

	Germany—0.5%
462	Bayerische Motoren Werke AG, 8.36%§		20,213
387	Draegerwerk AG & Co. KGaA, 0.24%§		37,841
1,051	FUCHS PETROLUB SE, 2.62%§		37,345
434	Henkel AG & Co. KGaA, 2.39%§		35,392
949	Jungheinrich AG, 3.88%§		14,742
717	Porsche Automobil Holding SE, 5.00%§		30,974

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Germany (Continued)
422	Sartorius AG, 0.28%§	$103,141
252	Sixt SE, 6.16%§	9,985
173	STO SE & Co. KGaA, 0.00%§	15,808
3,099	Volkswagen AG, 3.98%§	369,228
		674,669

	TOTAL PREFERRED STOCK (Cost $836,288)	674,669

		7-Day Yield

	SHORT-TERM INVESTMENTS—2.9%

4,073,789	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $4,073,789)††	0.242%	4,073,789

	TOTAL INVESTMENTS, AT VALUE—101.3% (Cost $171,514,769)		143,407,243
	Liabilities in Excess of Other Assets—(1.3)%		(1,868,028)
	NET ASSETS—100.0%		$141,539,215

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144Aof the Securities Act of 1933 at March 31, 2020, amounts to approximately $1,688,140, and represents 1.19% of net assets.
†	Denotes all or a portion of security on loan. As of March 31, 2020, the market value of the securities on loan was $4,004,868 (Note 1)
††	Represents collateral received from securities lending transactions
‡‡	Affiliated issuer. Assets with a total aggregate market value of $35,321,495, or 24.9% of net assets, were affiliated with the Fund as of March 31, 2020.
§	Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of March 31, 2020, the total value of the fair valued securities was $94,048,667.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

At March 31, 2020, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	25.0%
Banks	5.5%
Pharmaceuticals	4.9%
Oil, Gas and Consumable Fuels	3.7%
Food Products	3.0%
Insurance	2.8%
Metals and Mining	2.8%
Chemicals	2.7%
Automobiles	2.5%
Machinery	2.5%
Diversified Telecommunication Services	1.9%
Real Estate Management and Development	1.9%
Capital Markets	1.7%
Electric Utilities	1.5%
Household Durables	1.5%
Auto Components	1.4%
Electronic Equipment, Instruments & Components	1.4%
Food and Staples Retailing	1.4%
Health Care Equipment and Supplies	1.4%
Textiles, Apparel and Luxury Goods	1.4%
Wireless Telecommunication Services	1.4%
Construction and Engineering	1.3%
Professional Services	1.3%
Road and Rail	1.3%
Beverages	1.2%
IT Services	1.2%
Personal Products	1.2%
Semiconductors and Semiconductor Equipment	1.2%
Hotels, Restaurants & Leisure	1.1%
Electrical Equipment	1.0%
Trading Companies and Distributors	1.0%
Specialty Retail	0.9%
Building Products	0.8%
Software	0.8%
Aerospace & Defense	0.7%
Commercial Services & Supplies	0.7%
Media	0.7%
Multi-Utilities	0.7%
Biotechnology	0.6%
Health Care Providers and Services	0.6%
Air Freight and Logistics	0.5%
Industrial Conglomerates	0.5%
Paper and Forest Products	0.5%
Tobacco	0.5%
Construction Materials	0.4%
Diversified Financial Services	0.4%
Gas Utilities	0.4%
Life Sciences Tools and Services	0.4%
Multiline Retail	0.4%
Containers and Packaging	0.3%
Entertainment	0.3%
Household Products	0.3%

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Independent Power and Renewable Electricity Producers	0.3%
Technology Hardware, Storage & Peripherals	0.3%
Transportation Infrastructure	0.3%
Airlines	0.2%
Energy Equipment and Services	0.2%
Interactive Media & Services	0.2%
Internet and Catalog Retail	0.2%
Leisure Equipment and Products	0.2%
Marine	0.2%
Water Utilities	0.2%
Communications Equipment	0.1%
Consumer Finance	0.1%
Distributors	0.1%
Health Care Technology	0.1%
Thrifts and Mortgage Finance	0.1%
Diversified Consumer Services	0.1%
Short-Term Investments	2.9%
Total	101.3%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Shares		Value (Note 1)
	Common Stocks—99.7%

	Beverages—0.9%
28,900	Monster Beverage Corp.*	$1,625,914

	Biotechnology—1.4%
28,300	Neurocrine Biosciences, Inc.*	2,449,365

	Health Care Equipment and Supplies—10.7%
75,250	Abbott Laboratories	5,937,978
30,025	Becton Dickinson & Co.	6,898,844
108,200	Boston Scientific Corp.*	3,530,566
23,500	Varian Medical Systems, Inc.*	2,412,510
		18,779,898
	Insurance—1.5%
15,900	Aon Plc	2,624,136

	Interactive Media & Services—18.0%
10,440	Alphabet, Inc., Class A*	12,130,758
49,600	Facebook, Inc., Class A*	8,273,280
225,700	Tencent Holdings, Ltd., ADR	11,079,613
		31,483,651

	Internet and Catalog Retail—12.8%
65,800	Alibaba Group Holding, Ltd., SP ADR*	12,796,784
4,955	Amazon.com, Inc.*	9,660,863
		22,457,647

	IT Services—21.0%
52,075	Automatic Data Processing, Inc.	7,117,611
38,200	EPAM Systems, Inc.*	7,092,212
30,150	Global Payments, Inc.	4,348,534
12,200	Mastercard, Inc., Class A	2,947,032
81,600	PayPal Holdings, Inc.*	7,812,384
45,700	Visa, Inc., Class A	7,363,184
		36,680,957

	Life Sciences Tools and Services—1.8%
11,200	Thermo Fisher Scientific, Inc.	3,176,320

	Media—2.4%
853,700	Sirius XM Holdings, Inc.†	4,217,278

	Pharmaceuticals—6.5%
203,100	Elanco Animal Health, Inc.*	4,547,409
57,150	Zoetis, Inc.	6,725,984
		11,273,393

	Software—20.8%
46,450	Adobe, Inc.*	14,782,248
27,200	Intuit, Inc.	6,256,000

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Software (Continued)
97,164	Microsoft Corp.	$15,323,734
		36,361,982

	Specialty Retail—1.9%
21,400	Burlington Stores, Inc.*	3,391,044

	TOTAL COMMON STOCKS (Cost $119,024,301)	174,521,585

		7-Day Yield

	Short-Term Investments—0.5%

816,155	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $816,155)††	0.242%	816,155

	TOTAL INVESTMENTS, AT VALUE—100.2% (Cost $119,840,456)		175,337,740
	Liabilities in Excess of Other Assets—(0.2)%		(367,882)
	NET ASSETS—100.0%		$174,969,858

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security
†	Denotes all or a portion of security on loan. As of March 31, 2020, the market value of the securities on loan was $806,361 (Note 1)
††	Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

At March 31, 2020, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	41.8%
Communication Services	20.4%
Health Care	20.4%
Consumer Discretionary	14.7%
Financials	1.5%
Consumer Staples	0.9%
Short-Term Investments	0.5%
Total	100.2%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Shares		Value (Note 1)
	COMMON STOCKS—93.5%

	Aerospace & Defense—0.6%
55,489	Kratos Defense & Security Solutions, Inc.*	$767,968

	Airlines—4.1%
15,047	Alaska Air Group, Inc.	428,388
66,463	Azul SA, ADR*, †	677,258
222,605	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	763,535
93,871	JetBlue Airways Corp.*	840,146
74,297	Mesa Air Group, Inc.*	244,437
63,597	United Airlines Holdings, Inc.*	2,006,485
		4,960,249
	Auto Components—2.5%
34,839	BorgWarner, Inc.	849,026
165,611	Dana, Inc.	1,293,422
32,365	Modine Manufacturing Co.*	105,186
43,921	Stoneridge, Inc.*	735,677
		2,983,311
	Banks—2.7%
44,116	Bancorp, Inc. (The)*	267,784
116,217	First BanCorp	618,274
8,860	Pinnacle Financial Partners, Inc.	332,604
25,249	Popular, Inc.	883,715
17,723	Texas Capital Bancshares, Inc.*	392,919
20,423	Webster Financial Corp.	467,687
7,959	Wintrust Financial Corp.	261,533
		3,224,516
	Biotechnology—1.1%
9,707	ACADIA Pharmaceuticals, Inc.*	410,121
6,369	Exact Sciences Corp.*	369,402
24,195	Sangamo Therapeutics, Inc.*	154,122
3,881	United Therapeutics Corp.*	368,016
		1,301,661
	Building Products—1.5%
22,988	Trex Co., Inc.*	1,842,258
	Capital Markets—2.5%
30,242	Artisan Partners Asset Management, Inc., Class A	649,900
22,383	LPL Financial Holdings, Inc.	1,218,307
5,595	PJT Partners, Inc., Class A	242,767
14,410	Raymond James Financial, Inc.	910,712
		3,021,686
	Chemicals—3.6%
12,952	Albemarle Corp.	730,104
30,454	FMC Corp.	2,487,787
17,184	Huntsman Corp.	247,965
52,131	Kraton Corp.*	422,261

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Chemicals (Continued)
74,336	Tronox Holdings Plc, Class A*	$370,194
		4,258,311
	Commercial Services & Supplies—1.5%
105,303	Covanta Holding Corp.	900,341
125,302	Interface, Inc.	947,283
		1,847,624
	Construction and Engineering—4.7%
25,944	AECOM*	774,428
68,536	Granite Construction, Inc.	1,040,377
29,910	MasTec, Inc.*	978,954
25,576	Quanta Services, Inc.	811,526
294,119	Tutor Perini Corp.*	1,976,480
		5,581,765
	Construction Materials—1.2%
10,097	Eagle Materials, Inc.	589,867
4,750	Martin Marietta Materials, Inc.	898,842
		1,488,709
	Consumer Finance—1.1%
19,869	Green Dot Corp., Class A*	504,474
28,998	PRA Group, Inc.*	803,824
		1,308,298
	Containers and Packaging—0.5%
45,250	Graphic Packaging Holding Co.	552,050

	Diversified Consumer Services—1.9%
39,706	Adtalem Global Education, Inc.*	1,063,724
110,228	Perdoceo Education Corp.*	1,189,360
		2,253,084
	Diversified Financial Services—0.5%
43,610	Jefferies Financial Group, Inc.	596,149

	Diversified Telecommunication Services—2.0%
29,297	Cogent Communications Holdings, Inc.	2,401,475

	Electrical Equipment—0.9%
14,022	Encore Wire Corp.	588,784
10,437	EnerSys	516,840
		1,105,624
	Electronic Equipment, Instruments & Components—4.9%
13,544	Fabrinet*	738,961
122,539	Flex, Ltd.*	1,026,264
26,682	Itron, Inc.*	1,489,656
53,739	Jabil, Inc.	1,320,905

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components (Continued)
14,062	Rogers Corp.*	$1,327,734
		5,903,520
	Energy Equipment and Services—0.7%
8,019	Dril-Quip, Inc.*	244,580
37,329	TechnipFMC Plc	251,597
275,243	Transocean, Ltd.*	319,282
		815,459
	Entertainment—0.5%
460,421	Global Eagle Entertainment, Inc.*	72,608
90,496	Lions Gate Entertainment Corp., Class B*	504,968
		577,576
	Equity Real Estate Investment Trusts (REITs)—1.3%
54,220	Corporate Office Properties Trust, REIT	1,199,889
70,971	SITE Centers Corp., REIT	369,759
		1,569,648
	Food Products—0.7%
42,551	Darling Ingredients, Inc.*	815,703

	Health Care Equipment and Supplies—11.6%
1,725	ABIOMED, Inc.*	250,401
38,124	Cardiovascular Systems, Inc.*	1,342,346
9,872	Cooper Cos., Inc. (The)	2,721,414
11,552	DexCom, Inc.*	3,110,607
3,373	Edwards Lifesciences Corp.*	636,215
20,432	Insulet Corp.*	3,385,174
10,689	Merit Medical Systems, Inc.*	334,031
7,649	STERIS Plc	1,070,631
16,859	Tandem Diabetes Care, Inc.*	1,084,877
		13,935,696
	Health Care Providers and Services—0.6%
40,813	Acadia Healthcare Co., Inc.*	748,919

	Hotels, Restaurants & Leisure—1.3%
42,993	Eldorado Resorts, Inc.*, †	619,099
19,621	Planet Fitness, Inc., Class A*	955,543
		1,574,642
	Household Durables—1.8%
30,996	Century Communities, Inc.*	449,752
12,670	LGI Homes, Inc.*	572,050
30,264	Universal Electronics, Inc.*	1,161,230
		2,183,032
	Insurance—2.0%
8,392	Argo Group International Holdings, Ltd.	311,008
5,774	Everest Re Group, Ltd.	1,111,033

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Insurance (Continued)
17,973	WR Berkley Corp.	$937,651
		2,359,692
	IT Services—4.2%
13,198	Alliance Data Systems Corp.	444,113
160,769	Brightcove, Inc.*	1,120,560
3,489	Global Payments, Inc.	503,218
101,040	KBR, Inc.	2,089,507
6,996	Square, Inc., Class A*	366,451
4,324	WEX, Inc.*	452,074
		4,975,923
	Leisure Equipment and Products—0.8%
51,929	Mattel, Inc.*	457,495
51,448	Vista Outdoor, Inc.*	452,742
		910,237
	Life Sciences Tools and Services—0.8%
22,410	QIAGEN NV*	932,256

	Machinery—0.9%
78,493	Meritor, Inc.*	1,040,032

	Marine—0.5%
12,618	Kirby Corp.*	548,504

	Media—0.7%
22,732	Cardlytics, Inc.*	794,711

	Metals and Mining—4.2%
24,163	Agnico-Eagle Mines, Ltd.	961,446
140,856	Allegheny Technologies, Inc.*	1,197,276
9,392	Carpenter Technology Corp.	183,144
12,559	Compass Minerals International, Inc.	483,144
265,265	Ferroglobe Plc - ENT*, §	—
151,630	Pan American Silver Corp.	2,172,858
		4,997,868
	Oil, Gas and Consumable Fuels—2.7%
133,522	Euronav SA*	1,506,128
98,827	GasLog, Ltd.	357,754
25,724	Golar LNG, Ltd.	202,705
133,583	Navigator Holdings, Ltd.*	595,780
97,856	Noble Energy, Inc.	591,050
		3,253,417
	Pharmaceuticals—1.5%
41,658	Aerie Pharmaceuticals, Inc.*, †	562,383
11,046	Nektar Therapeutics*	197,171

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Pharmaceuticals (Continued)
31,822	Pacira BioSciences, Inc.*	$1,066,992
		1,826,546
	Road and Rail—1.0%
38,292	Knight-Swift Transportation Holdings, Inc.	1,255,978

	Semiconductors and Semiconductor Equipment—10.2%
41,122	Cree, Inc.*	1,458,186
67,726	MACOM Technology Solutions Holdings, Inc.*	1,282,053
42,261	Marvell Technology Group, Ltd.	956,366
5,671	MKS Instruments, Inc.	461,903
18,225	Monolithic Power Systems, Inc.	3,051,959
17,773	Qorvo, Inc.*	1,433,037
36,860	Semtech Corp.*	1,382,250
6,901	Silicon Laboratories, Inc.*	589,414
17,480	Ultra Clean Holdings, Inc.*	241,224
10,551	Universal Display Corp.	1,390,411
		12,246,803
	Software—5.1%
36,443	2U, Inc.*	773,321
95,615	Benefitfocus, Inc.*	851,930
18,275	Medallia, Inc.*	366,231
21,538	Model N, Inc.*	478,359
83,462	Nuance Communications, Inc.*	1,400,492
23,171	SS&C Technologies Holdings, Inc.	1,015,353
179,890	TiVo Corp.	1,273,621
		6,159,307
	Specialty Retail—0.2%
8,714	Floor & Decor Holdings, Inc., Class A*	279,632

	Trading Companies and Distributors—2.3%
32,750	Beacon Roofing Supply, Inc.*	541,685
47,940	BMC Stock Holdings, Inc.*	849,976
11,280	DXP Enterprises, Inc.*	138,293
35,429	MRC Global, Inc.*	150,927
6,825	Watsco, Inc.	1,078,555
		2,759,436
	Wireless Telecommunication Services—0.1%
83,954	Gogo, Inc.*, †	177,983
	TOTAL COMMON STOCKS (Cost $120,233,541)	112,137,258

		Expiration Date

	RIGHTS—0.2%
862,686	Pan American Silver Corp. * (Cost $212,401)
		02/22/2029	293,313

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		7-Day Yield	Value (Note 1)

	SHORT-TERM INVESTMENTS—1.0%

1,168,647	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $1,168,647) ††	0.242%	$1,168,647

	TOTAL INVESTMENTS, AT VALUE—94.7% (Cost $121,614,589)		113,599,218
	Other Assets in Excess of Liabilities—5.3%		6,319,538
	NET ASSETS—100.0%		$119,918,756

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

ENT—Entitlement

REIT—Real Estate Investment Trust

*	Non-income producing security
†	Denotes all or a portion of security on loan. As of March 31, 2020, the market value of the securities on loan was $1,118,879 (Note 1)
††	Represents collateral received from securities lending transactions
§	Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of March 31, 2020, the total value of the fair valued securities was $0.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

At March 31, 2020, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	24.4%
Industrials	18.0%
Health Care	15.6%
Materials	9.7%
Financials	8.8%
Consumer Discretionary	8.5%
Energy	3.4%
Communication Services	3.3%
Real Estate	1.3%
Consumer Staples	0.7%
Short-Term Investments	1.0%
Total	94.7%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Shares		Value (Note 1)
	COMMON STOCKS—98.3%

	Aerospace & Defense—0.8%
6,095	Curtiss-Wright Corp.	$563,239

	Air Freight and Logistics—0.1%
1,502	Expeditors International of Washington, Inc.	100,213

	Airlines—0.5%
35,056	JetBlue Airways Corp.*	313,751
1,088	Southwest Airlines Co.	38,744
		352,495
	Banks—5.8%
4,775	Bank of America Corp.	101,373
33,858	Citigroup, Inc.	1,426,099
34,549	Citizens Financial Group, Inc.	649,867
35,103	Fifth Third Bancorp	521,280
232	First Citizens BancShares, Inc., Class A	77,226
4,399	First Hawaiian, Inc.	72,715
9,211	JPMorgan Chase & Co.	829,266
3,165	KeyCorp	32,821
6,396	Popular, Inc.	223,860
2,482	Wintrust Financial Corp.	81,559
		4,016,066
	Beverages—1.7%
1,267	Coca-Cola Co. (The)	56,064
2,307	Monster Beverage Corp.*	129,792
8,068	PepsiCo, Inc.	968,967
		1,154,823
	Biotechnology—0.1%
981	United Therapeutics Corp.*	93,023

	Building Products—1.7%
10,241	Fortune Brands Home & Security, Inc.	442,923
7,822	Johnson Controls International plc	210,881
9,259	Masco Corp.	320,084
1,923	Owens Corning	74,632
1,777	Simpson Manufacturing Co., Inc.	110,138
		1,158,658
	Capital Markets—3.2%
780	Ameriprise Financial, Inc.	79,934
10,820	Bank of New York Mellon Corp.	364,418
3,447	Goldman Sachs Group, Inc. (The)	532,872
32,509	Morgan Stanley	1,105,306
1,982	State Street Corp.	105,581
		2,188,111
	Chemicals—1.2%
248	Air Products & Chemicals, Inc.	49,503
8,618	Cabot Corp.	225,102
1,063	Celanese Corp.	78,014
17,718	Huntsman Corp.	255,671

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Chemicals (Continued)
493	LyondellBasell Industries NV, Class A	$24,468
94	NewMarket Corp.	35,990
2,039	PPG Industries, Inc.	170,460
380	RPM International, Inc.	22,610
		861,818
	Construction and Engineering—0.8%
9,357	EMCOR Group, Inc.	573,771

	Consumer Finance—1.9%
46,571	Ally Financial, Inc.	672,020
6,229	Capital One Financial Corp.	314,066
44,937	Navient Corp.	340,622
		1,326,708
	Containers and Packaging—0.4%
4,750	Graphic Packaging Holding Co.	57,950
1,182	International Paper Co.	36,796
911	Packaging Corp. of America	79,102
3,659	Silgan Holdings, Inc.	106,184
		280,032
	Diversified Consumer Services—0.1%
103	Graham Holdings Co., Class B	35,141

	Diversified Financial Services—2.2%
3,259	Berkshire Hathaway, Inc., Class B*	595,843
49,772	Equitable Holdings, Inc.	719,206
4,784	Voya Financial, Inc.	193,991
		1,509,040
	Diversified Telecommunication Services—4.3%
24,961	AT&T, Inc.	727,613
42,410	Verizon Communications, Inc.	2,278,689
		3,006,302
	Electric Utilities—3.6%
886	Entergy Corp.	83,257
1,795	Evergy, Inc.	98,815
25,548	Exelon Corp.	940,422
2,238	FirstEnergy Corp.	89,677
557	IDACORP, Inc.	48,899
10,312	NRG Energy, Inc.	281,105
3,567	OGE Energy Corp.	109,614
795	Pinnacle West Capital Corp.	60,253
686	PNM Resources, Inc.	26,068
12,674	Portland General Electric Co.	607,591
6,425	PPL Corp.	158,569
		2,504,270
	Electrical Equipment—1.4%
1,174	Acuity Brands, Inc.	100,565
851	Eaton Corp. Plc	66,114

 The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Electrical Equipment (Continued)
6,083	Emerson Electric Co.	$289,855
1,536	Hubbell, Inc.	176,241
4,658	Regal Beloit Corp.	293,221
1,022	Sensata Technologies Holding Plc*	29,566
		955,562
	Electronic Equipment, Instruments & Components—0.4%
793	Arrow Electronics, Inc.*	41,133
1,502	Avnet, Inc.	37,700
9,203	Jabil, Inc.	226,210
		305,043
	Energy Equipment and Services—0.1%
6,306	Helmerich & Payne, Inc.	98,689

	Entertainment—4.4%
19,384	Activision Blizzard, Inc.	1,152,960
9,082	Electronic Arts, Inc.*	909,744
7,916	Take-Two Interactive Software, Inc.*	938,917
8,558	Zynga, Inc., Class A*	58,622
		3,060,243
	Equity Real Estate Investment Trusts (REITs)—2.0%
5,182	American Campus Communities, Inc., REIT	143,801
9,319	Corporate Office Properties Trust, REIT	206,229
14,655	Douglas Emmett, Inc., REIT	447,124
11,974	Gaming & Leisure Properties, Inc., REIT	331,800
31,783	Paramount Group, Inc., REIT	279,690
		1,408,644
	Food and Staples Retailing—0.3%
5,647	Kroger Co. (The)	170,088

	Food Products—3.3%
8,733	Darling Ingredients, Inc.*	167,412
15,074	Flowers Foods, Inc.	309,318
2,079	General Mills, Inc. §	109,709
849	Hershey Co. (The)	112,493
9,457	Ingredion, Inc.	714,003
7,414	Mondelez International, Inc., Class A	371,293
8,108	Tyson Foods, Inc., Class A	469,210
		2,253,438
	Health Care Equipment and Supplies—2.5%
8,777	Hologic, Inc.*	308,073
10,695	Medtronic Plc	964,475
1,557	Varian Medical Systems, Inc.*	159,842
1,929	West Pharmaceutical Services, Inc.	293,690
		1,726,080
	Health Care Providers and Services—4.7%
11,200	Cardinal Health, Inc.	536,928
9,003	CVS Caremark Corp.	534,148

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Health Care Providers and Services (Continued)
1,672	DaVita, Inc*	$127,172
5,315	HCA Healthcare, Inc.	477,553
3,224	Humana, Inc.	1,012,401
4,331	McKesson Corp.	585,811
		3,274,013
	Household Durables—1.7%
16,903	DR Horton, Inc.	574,702
27,719	PulteGroup, Inc.	618,688
		1,193,390
	Household Products—2.5%
6,025	Colgate-Palmolive Co.	399,819
178	Kimberly-Clark Corp.	22,761
12,107	Procter & Gamble Co. (The)	1,331,770
		1,754,350
	Independent Power and Renewable Electricity Producers—1.5%
63,366	AES Corp.	861,777
10,905	Vistra Energy Corp.	174,044
		1,035,821
	Industrial Conglomerates—0.2%
911	Carlisle Cos., Inc.	114,130

	Insurance—6.5%
965	Alleghany Corp.	533,018
4,252	Allstate Corp. (The)	390,036
3,684	Arch Capital Group, Ltd.*	104,847
675	Assured Guaranty, Ltd.	17,408
9,347	Athene Holding, Ltd., Class A*	231,992
499	Everest Re Group, Ltd.	96,017
8,554	Fidelity National Financial, Inc.	212,823
1,458	First American Financial Corp.	61,834
1,565	Hanover Insurance Group, Inc. (The)	141,758
11,490	Hartford Financial Services Group, Inc. (The)	404,908
29,649	MetLife, Inc.	906,370
22,336	Old Republic International Corp.	340,624
10,194	Principal Financial Group, Inc.	319,480
8,370	Reinsurance Group of America, Inc.	704,252
421	RenaissanceRe Holdings, Ltd.	62,864
		4,528,231
	Internet and Catalog Retail—3.0%
439	Amazon.com, Inc.*	855,927
268	Booking Holdings, Inc.*	360,546
27,479	eBay, Inc.	826,019
		2,042,492
	Machinery—2.4%
814	AGCO Corp.	38,461
14,948	Allison Transmission Holdings, Inc.	487,454
1,837	Crane Co.	90,344

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Machinery (Continued)
1,296	Cummins, Inc.	$175,375
14,204	PACCAR, Inc.	868,291
		1,659,925
	Metals and Mining—1.6%
7,490	Reliance Steel & Aluminum Co.	656,049
20,500	Steel Dynamics, Inc.	462,070
		1,118,119
	Multi-Utilities—2.2%
626	DTE Energy Co.	59,451
18,386	MDU Resources Group, Inc.	395,299
2,574	NiSource, Inc.	64,273
1,791	NorthWestern Corp.	107,155
19,792	Public Service Enterprise Group, Inc.	888,859
		1,515,037
	Multiline Retail—0.1%
340	Dollar General Corp. §	51,343

	Oil, Gas and Consumable Fuels—4.0%
12,188	Chevron Corp.	883,142
8,957	ConocoPhillips	275,876
11,420	HollyFrontier Corp.	279,904
15,610	Phillips 66	837,477
10,855	Valero Energy Corp.	492,383
		2,768,782
	Paper and Forest Products—0.1%
3,083	Louisiana-Pacific Corp.	52,966

	Pharmaceuticals—9.1%
5,613	Eli Lilly & Co.	778,635
1,737	Jazz Pharmaceuticals Plc*	173,248
19,514	Johnson & Johnson	2,558,871
12,055	Merck & Co., Inc.	927,512
57,976	Pfizer, Inc.	1,892,337
		6,330,603
	Professional Services—0.5%
346	Exponent, Inc.	24,881
5,465	ManpowerGroup, Inc.	289,590
		314,471
	Real Estate Management and Development—2.2%
1,703	Boston Properties, Inc., REIT	157,068
21,088	CBRE Group, Inc., Class A*	795,228
2,684	EastGroup Properties, Inc., REIT	280,424
51,251	Retail Properties of America, Inc., REIT, Class A	264,968
		1,497,688
	Semiconductors and Semiconductor Equipment—2.5%
2,560	Applied Materials, Inc.	117,299

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
29,805	Intel Corp.	$1,613,047
		1,730,346
	Software—3.8%
13,523	Cadence Design Systems, Inc.*	893,059
3,039	Citrix Systems, Inc.	430,170
1,525	Microsoft Corp.	240,508
15,879	Oracle Corp.	767,432
2,113	Synopsys, Inc.*	272,133
		2,603,302
	Specialty Retail—0.7%
5,297	AutoNation, Inc.*	148,634
5,411	Best Buy Co., Inc.	308,427
		457,061
	Technology Hardware, Storage & Peripherals—1.2%
48,136	HP, Inc.	835,641

	Textiles, Apparel and Luxury Goods—0.1%
458	Deckers Outdoor Corp.*	61,372

	Thrifts and Mortgage Finance—0.8%
60,613	MGIC Investment Corp.	384,892
12,902	Radian Group, Inc.	167,081
		551,973
	Tobacco—3.5%
21,081	Altria Group, Inc.	815,202
22,206	Philip Morris International, Inc.	1,620,150
		2,435,352
	Wireless Telecommunication Services—0.6%
24,359	Telephone & Data Systems, Inc.	408,257

	TOTAL COMMON STOCKS (Cost $84,034,263)	68,036,162

	TOTAL INVESTMENTS, AT VALUE—98.3% (Cost $84,034,263)	68,036,162
	Other Assets in Excess of Liabilities—1.7%	1,194,940
	NET ASSETS—100.0%	$69,231,102

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*	Non-income producing security
§	Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of March 31, 2020, the total value of the fair valued securities was $161,052.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2020

At March 31, 2020, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	20.4%
Health Care	16.4%
Consumer Staples	11.3%
Communication Services	9.3%
Industrials	8.4%
Information Technology	7.9%
Utilities	7.3%
Consumer Discretionary	5.7%
Real Estate	4.2%
Energy	4.1%
Materials	3.3%
Total	98.3%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2020, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.	Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments;
•	Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2020, the M Large Cap Growth Fund had all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

As of March 31, 2020, the M Capital Appreciation Fund had: (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments, with the exception of Ferroglobe Plc—ENT which was classified as Level 2 and had no value, and (ii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of March 31, 2020 in valuing the M International Equity Fund investments:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$24,214	$5,627,781	$—	$5,651,995
Austria	—	387,014	—	387,014
Belgium	31,088	1,053,516	—	1,084,604
Canada	9,005,733	—	—	9,005,733
Denmark	—	2,354,651	—	2,354,651
Finland	—	1,558,050	—	1,558,050
France	—	8,689,972	—	8,689,972
Germany	11,600	7,114,856	—	7,126,456
Hong Kong	—	2,783,658	—	2,783,658
Ireland	152,988	525,177	—	678,165
Israel	111,683	509,800	—	621,483
Italy	—	2,575,930	—	2,575,930
Japan	—	26,401,133	—	26,401,133
Netherlands	—	3,219,376	—	3,219,376
New Zealand	—	270,691	—	270,691
Norway	954	740,895	—	741,849
Portugal	—	189,178	—	189,178
Singapore	—	887,151	—	887,151
Spain	—	2,298,585	—	2,298,585
Sweden	8,510	2,630,715	—	2,639,225
Switzerland	28,634	9,739,162	—	9,767,796
United Kingdom	748,938	13,655,657	—	14,404,595
Total Common Stocks	10,124,342	93,212,948	—	103,337,290
Affiliated Investment Company
United States	35,321,495	—	—	35,321,495
Rights
Australia	0	—	—	0
Preferred Stocks
Germany	—	674,669	—	674,669
Short-Term Investments
Short-Term Investments	—	4,073,789	—	4,073,789
Total	$45,445,837	$97,961,406	$—	$143,407,243

The following is a summary of the inputs used as of March 31, 2020 in valuing the M Large Cap Value Fund investments:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$563,239	$—	$—	$563,239
Air Freight and Logistics	100,213	—	—	100,213
Airlines	352,495	—	—	352,495
Banks	4,016,066	—	—	4,016,066
Beverages	1,154,823	—	—	1,154,823
Biotechnology	93,023	—	—	93,023
Building Products	1,158,658	—	—	1,158,658
Capital Markets	2,188,111	—	—	2,188,111
Chemicals	861,818	—	—	861,818
Construction and Engineering	573,771	—	—	573,771
Consumer Finance	1,326,708	—	—	1,326,708
Containers and Packaging	280,032	—	—	280,032
Diversified Consumer Services	35,141	—	—	35,141
Diversified Financial Services	1,509,040	—	—	1,509,040
Diversified Telecommunication Services	3,006,302	—	—	3,006,302
Electric Utilities	2,504,270	—	—	2,504,270
Electrical Equipment	955,562	—	—	955,562
Electronic Equipment, Instruments & Components	305,043	—	—	305,043
Energy Equipment and Services	98,689	—	—	98,689
Entertainment	3,060,243	—	—	3,060,243
Equity Real Estate Investment Trusts (REITs)	1,408,644	—	—	1,408,644
Food and Staples Retailing	170,088	—	—	170,088
Food Products	2,143,729	109,709	—	2,253,438
Health Care Equipment and Supplies	1,726,080	—	—	1,726,080
Health Care Providers and Services	3,274,013	—	—	3,274,013
Household Durables	1,193,390	—	—	1,193,390
Household Products	1,754,350	—	—	1,754,350
Independent Power and Renewable Electricity Producers	1,035,821	—	—	1,035,821
Industrial Conglomerates	114,130	—	—	114,130
Insurance	4,528,231	—	—	4,528,231
Internet and Catalog Retail	2,042,492	—	—	2,042,492
Machinery	1,659,925	—	—	1,659,925
Metals and Mining	1,118,119	—	—	1,118,119
Multi-Utilities	1,515,037	—	—	1,515,037
Multiline Retail	—	51,343	—	51,343
Oil, Gas and Consumable Fuels	2,768,782	—	—	2,768,782
Paper and Forest Products	52,966	—	—	52,966
Pharmaceuticals	6,330,603	—	—	6,330,603
Professional Services	314,471	—	—	314,471
Real Estate Management and Development	1,497,688	—	—	1,497,688
Semiconductors and Semiconductor Equipment	1,730,346	—	—	1,730,346
Software	2,603,302	—	—	2,603,302
Specialty Retail	457,061	—	—	457,061
Technology Hardware, Storage & Peripherals	835,641	—	—	835,641
Textiles, Apparel and Luxury Goods	61,372	—	—	61,372
Thrifts and Mortgage Finance	551,973	—	—	551,973
Tobacco	2,435,352	—	—	2,435,352
Wireless Telecommunication Services	408,257	—	—	408,257
Total Common Stocks	67,875,110	161,052	—	68,036,162
Total	$67,875,110	$161,052	$—	$68,036,162

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent.  Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and cash collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of March 31, 2020, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$4,004,868	$4,073,789
M Large Cap Growth Fund	806,361	816,155
M Capital Appreciation Fund	1,118,879	1,168,647
M Large Cap Value Fund	-	-

2.	Tax Information

As of March 31, 2020, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$171,893,417	$6,569,036	$(35,055,210)	$(28,486,174)
M Large Cap Growth Fund	119,933,190	60,593,438	(5,188,888)	55,404,550
M Capital Appreciation Fund	121,982,071	30,928,612	(39,311,465)	(8,382,853)
M Large Cap Value Fund	84,519,965	735,222	(17,219,025)	(16,483,803)

The Funds did not have any unrecognized tax benefits as of March 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2020, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2017 through December 2019. No examination of any of the Funds' tax filings is currently in progress.